UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-23121
Clayton Street Trust
(Exact name of registrant as specified in charter)

151 Detroit Street, Denver, Colorado 80206
(address of principal executive offices) (Zip code)
Cara Owen, 151 Detroit Street, Denver, Colorado 80206
(Name and address of agent for service)
Registrant's telephone number, including area code:
303-333-3863
Date of fiscal year end:
12/31
Date of reporting period:
06/30/24
Item 1. Report to Stockholders.
(a) The registrant’s semiannual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Protective Life Dynamic Allocation Series - Conservative Portfolio
SEMIANNUAL SHAREHOLDER REPORT
June 30, 2024
This semiannual shareholder report contains important information about the Protective Life Dynamic Allocation Series - Conservative Portfolio (the "Portfolio”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://janushenderson.com/clayton-street-trust. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the the last 6 months?
(Based on a hypothetical $10,000 investment)
Portfolio	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Protective Life Dynamic Allocation Series - Conservative Portfolio	$43	0.85%
Key Portfolio Statistics
Net assets	$42M
Number of portfolio holdings	10
Portfolio turnover rate	25%
What did the Portfolio invest in?
Asset Allocation (% of net assets)
Investment Companies	100.1
Investments Purchased with Cash Collateral from Securities Lending	10.7
Other	(10.8)
Where can I find more information?
At https://janushenderson.com/clayton-street-trust, you can find additional information about the Portfolio, including the Portfolio's:
  Prospectus
  Financial information
  Portfolio holdings
You can also request this information by contacting us at 1-877-335-2687.
109-70-71214P 08-24

Protective Life Dynamic Allocation Series - Growth Portfolio
SEMIANNUAL SHAREHOLDER REPORT
June 30, 2024
This semiannual shareholder report contains important information about the Protective Life Dynamic Allocation Series - Growth Portfolio (the "Portfolio”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://janushenderson.com/clayton-street-trust. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the the last 6 months?
(Based on a hypothetical $10,000 investment)
Portfolio	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Protective Life Dynamic Allocation Series - Growth Portfolio	$43	0.83%
Key Portfolio Statistics
Net assets	$46M
Number of portfolio holdings	9
Portfolio turnover rate	40%
What did the Portfolio invest in?
Asset Allocation (% of net assets)
Investment Companies	100.1
Investments Purchased with Cash Collateral from Securities Lending	20.9
Other	(21.0)
Where can I find more information?
At https://janushenderson.com/clayton-street-trust, you can find additional information about the Portfolio, including the Portfolio's:
  Prospectus
  Financial information
  Portfolio holdings
You can also request this information by contacting us at 1-877-335-2687.
109-70-71215P 08-24

Protective Life Dynamic Allocation Series - Moderate Portfolio
SEMIANNUAL SHAREHOLDER REPORT
June 30, 2024
This semiannual shareholder report contains important information about the Protective Life Dynamic Allocation Series - Moderate Portfolio (the "Portfolio”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://janushenderson.com/clayton-street-trust. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the the last 6 months?
(Based on a hypothetical $10,000 investment)
Portfolio	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Protective Life Dynamic Allocation Series - Moderate Portfolio	$41	0.81%
Key Portfolio Statistics
Net assets	$709M
Number of portfolio holdings	10
Portfolio turnover rate	29%
What did the Portfolio invest in?
Asset Allocation (% of net assets)
Investment Companies	100.0
Investments Purchased with Cash Collateral from Securities Lending	5.1
Other	(5.1)
Where can I find more information?
At https://janushenderson.com/clayton-street-trust, you can find additional information about the Portfolio, including the Portfolio's:
  Prospectus
  Financial information
  Portfolio holdings
You can also request this information by contacting us at 1-877-335-2687.
109-70-71216P 08-24

Item 2 - Code of Ethics

Not applicable to semiannual reports.

Item 3 - Audit Committee Financial Expert

Not applicable to semiannual reports.

Item 4 - Principal Accountant Fees and Services

Not applicable to semiannual reports.

Item 5 - Audit Committee of Listed Registrants

Not applicable.

Item 6 - Investments

(a)  Schedule of Investments is contained in the Reports to Shareholders included under Item 7 of this Form N-CSR.

(b)  Not applicable.

Item 7 - Financial Statements and Financial Highlights for Open-Ended Management Investment Companies

SEMIANNUAL FINANCIAL STATEMENTS

June 30, 2024
Protective Life Dynamic Allocation Series - Conservative Portfolio
Clayton Street Trust

Protective Life Dynamic Allocation Series - Conservative Portfolio

Protective Life Dynamic Allocation Series - Conservative Portfolio
Schedule of Investments (unaudited)
June 30, 2024

	Shares or Principal Amounts	Value
Investment Companies – 100.1%
Exchange-Traded Funds (ETFs) – 100.1%
Franklin FTSE Japan#	35,013	$1,006,974
Franklin FTSE United Kingdom#	82,135	2,159,329
Invesco NASDAQ 100	16,590	3,270,055
iShares Core U.S. Aggregate Bond	214,771	20,847,723
JPMorgan BetaBuilders Developed Asia ex-Japan	22,865	1,106,209
Vanguard FTSE Europe#	30,057	2,006,906
Vanguard S&P 500#	17,137	8,570,728
Vanguard Small-Cap	13,662	2,978,863
Total Investment Companies (cost $41,342,762)		41,946,787
Investments Purchased with Cash Collateral from Securities Lending – 10.7%
Investment Companies – 0.2%
Janus Henderson Cash Collateral Fund LLC, 5.2795%ºº,£	90,057	90,057
Time Deposits – 10.5%
Royal Bank of Canada, 5.3100%, 7/1/24	$4,390,061	4,390,061
Total Investments Purchased with Cash Collateral from Securities Lending (cost $4,480,118)		4,480,118
Total Investments (total cost $45,822,880) – 110.8%		46,426,905
Liabilities, net of Cash, Receivables and Other Assets – (10.8)%		(4,507,389)
Net Assets – 100%		$41,919,516

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate	Affiliated Investments, at Value at 12/31/23	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 6/30/24	Ending Shares	Dividend Income
Investments Purchased with Cash Collateral from Securities Lending - 0.2%
Investment Companies - 0.2%
Janus Henderson Cash Collateral Fund LLC, 5.2795%ºº
	$812,567	$44,849,996	$(45,572,506)	$-	$-	$90,057	90,057	$3,986 ∆

Offsetting of Financial Assets and Derivative Assets
Counterparty	Gross Amounts of Recognized Assets	Offsetting Asset or Liability(a)	Collateral Pledged(b)	Net Amount
JPMorgan Chase Bank, National Association	$4,360,799	$—	$(4,360,799)	$—

(a)
Represents the amount of assets or liabilities that could be offset with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(b)	Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
 | 1

Protective Life Dynamic Allocation Series - Conservative Portfolio
Notes to Schedule of Investments and Other Information (unaudited)

LLC	Limited Liability Company

ºº	Rate shown is the 7-day yield as of June 30, 2024.
#	Loaned security; a portion of the security is on loan at June 30, 2024.
£
The Portfolio may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
The following is a summary of the inputs that were used to value the Portfolio’s investments in securities and other financial instruments as of June 30, 2024. See  Notes to Financial Statements for more information.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Investment Companies	$41,946,787	$-	$-
Investments Purchased with Cash Collateral from Securities Lending	-	4,480,118	-
Total Assets	$41,946,787	$4,480,118	$-
2  |

Protective Life Dynamic Allocation Series - Conservative Portfolio
Statement of Assets and Liabilities (unaudited)
June 30, 2024

Assets:
Unaffiliated investments, at value (cost $45,732,823)(1)	$46,336,848
Affiliated investments, at value (cost $90,057)	90,057
Cash	55,737
Receivables:
Dividends	41,923
Portfolio shares sold	318
Investments sold	16,133
Other assets	1,029
Total Assets	46,542,045
Liabilities:
Collateral for securities loaned (Note 2)	4,480,118
Payables:
Investments purchased	59,965
Professional fees	27,134
Portfolio shares repurchased	15,800
12b-1 Distribution and shareholder servicing fees	8,563
Advisory fees	6,702
Transfer agent fees and expenses	3,658
Trustees' fees and expenses	2,054
Custodian fees	648
Affiliated portfolio administration fees payable	203
Accrued expenses and other payables	17,684
Total Liabilities	4,622,529
Commitments and contingent liabilities (Note 3)
Net Assets	$41,919,516
Net Assets Consist of:
Capital (par value and paid-in surplus)	$40,937,269
Total distributable earnings (loss)	982,247
Total Net Assets	$41,919,516
Net Assets	$41,919,516
Shares Outstanding, $0.001 Par Value (unlimited shares authorized)	3,700,453
Net Asset Value Per Share	$11.33

(1)	Includes $4,360,799 of securities on loan. See Note 2 in Notes to Financial Statements.
See Notes to Financial Statements.
Clayton Street Trust | 3

Protective Life Dynamic Allocation Series - Conservative Portfolio
Statement of Operations (unaudited)
For the period ended June 30, 2024

Investment Income:
Dividends	$552,638
Interest	14,116
Affiliated securities lending income, net	3,986
Unaffiliated securities lending income, net	1,433
Total Investment Income	572,173
Expenses:
Advisory fees	83,317
12b-1 Distribution and shareholder servicing fees	52,015
Transfer agent administrative fees and expenses	20,829
Other transfer agent fees and expenses	512
Non-affiliated portfolio administration fees	22,152
Professional fees	18,530
Shareholder reports expense	7,429
Trustees' fees and expenses	4,219
Custodian fees	3,256
Affiliated portfolio administration fees	1,188
Other expenses	4,351
Total Expenses	217,798
Less: Excess Expense Reimbursement and Waivers	(40,553)
Net Expenses	177,245
Net Investment Income/(Loss)	394,928
Net Realized Gain/(Loss) on Investments:
Investments	1,625,504
Total Net Realized Gain/(Loss) on Investments	1,625,504
Change in Unrealized Net Appreciation/Depreciation:
Investments	(414,876)
Total Change in Unrealized Net Appreciation/Depreciation	(414,876)
Net Increase/(Decrease) in Net Assets Resulting from Operations	$1,605,556
See Notes to Financial Statements.
4  | June 30, 2024

Protective Life Dynamic Allocation Series - Conservative Portfolio
Statements of Changes in Net Assets

	Period ended June 30, 2024 (unaudited)	Year ended December 31, 2023
Operations:
Net investment income/(loss)	$394,928	$901,097
Net realized gain/(loss) on investments	1,625,504	307,087
Change in unrealized net appreciation/depreciation	(414,876)	3,484,566
Net Increase/(Decrease) in Net Assets Resulting from Operations	1,605,556	4,692,750
Dividends and Distributions to Shareholders:
Dividends and Distributions to Shareholders	(697,131)	(1,703,179)
Net Decrease from Dividends and Distributions to Shareholders	(697,131)	(1,703,179)
Capital Shares Transactions	(3,295,536)	(1,927,680)
Net Increase/(Decrease) in Net Assets	(2,387,111)	1,061,891
Net Assets:
Beginning of period	44,306,627	43,244,736
End of period	$41,919,516	$44,306,627
See Notes to Financial Statements.
Clayton Street Trust | 5

Protective Life Dynamic Allocation Series - Conservative Portfolio
Financial Highlights

For a share outstanding during the period ended June 30, 2024 (unaudited) and the year ended December 31	2024	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$11.08	$10.34	$12.88	$11.95	$11.73	$11.04
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.11	0.23	0.14	0.12	0.12	0.21
Net realized and unrealized gain/(loss)	0.33	0.94	(2.27)	0.92	0.28	0.87
Total from Investment Operations	0.44	1.17	(2.13)	1.04	0.40	1.08
Less Dividends and Distributions:
Dividends (from net investment income)	(0.10)	(0.21)	(0.13)	(0.11)	(0.14)	(0.18)
Distributions (from capital gains)	(0.09)	(0.22)	(0.28)	—	(0.04)	(0.21)
Total Dividends and Distributions	(0.19)	(0.43)	(0.41)	(0.11)	(0.18)	(0.39)
Net Asset Value, End of Period	$11.33	$11.08	$10.34	$12.88	$11.95	$11.73
Total Return*	3.98%	11.44%	(16.70)%	8.72%	3.50%	9.97%
Net Assets, End of Period (in thousands)	$41,920	$44,307	$43,245	$49,095	$41,130	$31,433
Ratios to Average Net Assets**:
Ratio of Gross Expenses(2)	1.04%	1.07%	1.00%	1.03%	1.17%	1.27%
Ratio of Net Expenses (After Waivers and Expense Offsets)(2)	0.85%	0.85%	0.85%	0.84%	0.83%	0.79%
Ratio of Net Investment Income/(Loss)(2)	1.89%	2.10%	1.30%	0.95%	1.11%	1.85%
Portfolio Turnover Rate	25%	106%	207%	49%	112%	135%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Total return does not include fees, charges, or expenses imposed by the variable annuity contracts for which Clayton Street  Trust serves as an underlying investment vehicle.

**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)	Ratios do not include indirect expenses of the underlying funds and/or investment companies in which the Portfolio invests.
See Notes to Financial Statements.
6  | June 30, 2024

Protective Life Dynamic Allocation Series - Conservative Portfolio
Notes to Financial Statements (unaudited)
1.
Organization and Significant Accounting Policies
Protective Life Dynamic Allocation Series - Conservative Portfolio (the “Portfolio”) is a series of Clayton Street  Trust (the “Trust”), which is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Portfolio operates as a "fund of funds," meaning substantially all of the Portfolio's assets may be invested in exchange-traded funds (the "underlying funds"). The Trust offers three portfolios with differing investment objectives and policies. The Portfolio seeks total return through income and growth of capital, balanced by capital preservation. The Portfolio is classified as diversified, as defined in the 1940 Act. Janus Henderson Investors US LLC is the investment adviser (the “Adviser”) to the Portfolio.
The Portfolio currently offers one class of shares. The shares are offered in connection with investment in and payments under variable annuity contracts issued exclusively by Protective Life Insurance Company and its affiliates ("Protective Life").
Shareholders, including participating insurance companies, as well as accounts, may from time to time own (beneficially or of record) a significant percentage of the Portfolio’s shares and can be considered to “control” the Portfolio when that ownership exceeds 25% of the Portfolio’s assets (and which may differ from control as determined in accordance with United States of America generally accepted accounting principles ("US GAAP")).
Underlying Funds
During the period, the Portfolio invested in a dynamic portfolio of exchange-traded funds across seven different equity asset classes, as well as fixed-income investments, and a short duration allocation that may be comprised of cash, money market instruments and short duration exchange-traded funds. The equity asset classes are adjusted weekly based on market conditions pursuant to a proprietary, quantitative-based allocation program. Over the long term, and when fully invested, the Portfolio seeks to maintain an asset allocation of approximately 50% global equity investments and 50% fixed income investments. Additional details and descriptions of the investment objectives of each of the potential underlying funds are available in the Portfolio's prospectus.
The following accounting policies have been followed by the Portfolio and are in conformity with US GAAP.
Investment Valuation
Portfolio holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities, and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what
Clayton Street Trust | 7

Protective Life Dynamic Allocation Series - Conservative Portfolio
Notes to Financial Statements (unaudited)
actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Portfolio, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Portfolio, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Portfolio has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Portfolio’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
The Portfolio classifies each of its investments in underlying funds as Level 1, without consideration as to the classification level of the specific investments held by the underlying funds. There have been no significant changes in valuation techniques used in valuing any such positions held by the Portfolio since the beginning of the fiscal period.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of June 30, 2024 to fair value the Portfolio’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments and Other Information.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities held by the underlying funds will be recorded as soon as the Portfolio is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Any distributions from the underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds. Interest income is recorded daily on the accrual basis and includes amortization of premiums and accretion of discounts. The Portfolio classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.
8  | June 30, 2024

Protective Life Dynamic Allocation Series - Conservative Portfolio
Notes to Financial Statements (unaudited)
Expenses
The Portfolio bears expenses incurred specifically on its behalf. Additionally, the Portfolio, as a shareholder in the underlying funds, will also indirectly bear its pro rata share of the expenses incurred by the underlying funds.
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Indemnifications
In the normal course of business, the Portfolio may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Portfolio’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against the Portfolio that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
Dividends and Distributions
The Portfolio may make semiannual distributions of substantially all of its investment income and an annual distribution of its net realized capital gains (if any).
Federal Income Taxes
The Portfolio intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Portfolio’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Portfolio’s financial statements. The Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
2.
Other Investments and Strategies
Market Risk
The value of the Portfolio’s portfolio may decrease if the value of one or more issuers in the Portfolio’s portfolio decreases. Further, regardless of how well individual companies or securities perform, the value of the Portfolio’s portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Portfolio invests. If the value of the Portfolio’s portfolio decreases, the Portfolio’s NAV will also decrease, which means if you sell your shares in the Portfolio you may lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, war, conflicts, including related sanctions, social unrest, financial institution failures, and economic recessions could reduce consumer demand or economic output, result in market closures, travel restrictions and/or quarantines, and generally have a significant impact on the global economies and financial markets.
• COVID-19 Pandemic. The effects of COVID-19 have contributed to increased volatility in global financial markets and have affected and may continue to affect certain countries, regions, issuers, industries and market sectors more dramatically than others. These conditions and events could have a significant impact on the Portfolio and its investments, the Portfolio’s ability to meet redemption requests, and the processes and operations of the Portfolio’s service providers, including the Adviser.
• Armed Conflict. Recent such examples include conflict, loss of life, and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent and duration of each conflict, resulting sanctions and resulting future market disruptions in each region are impossible to predict, but could be significant and have a severe adverse effect, including significant negative impacts on the U.S. and broader global economic environment and the markets for certain securities and commodities.
Clayton Street Trust | 9

Protective Life Dynamic Allocation Series - Conservative Portfolio
Notes to Financial Statements (unaudited)
Exchange-Traded Funds
ETFs are typically open-end investment companies, which may be actively managed or passively managed. Passively managed ETFs generally seek to track the performance of a specific index. ETFs are traded on a national securities exchange at market prices that may vary from the net asset value per share (“NAV”) of their underlying investments. Accordingly, there may be times when an ETF trades at a premium or discount to its NAV. As a result, the Portfolio may pay more or less than NAV when it buys ETF shares, and may receive more or less than NAV when it sells those shares. ETFs also involve the risk that an active trading market for an ETF’s shares may not develop or be maintained. Similarly, because the value of ETF shares depends on the demand in the market, the Portfolio may not be able to purchase or sell an ETF at the most optimal time, which could adversely affect the Portfolio’s performance. In addition, ETFs that track particular indices may be unable to match the performance of such underlying indices due to the temporary unavailability of certain index securities in the secondary market or other factors, such as discrepancies with respect to the weighting of securities.
Counterparties
Portfolio transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Portfolio (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Portfolio. The Portfolio may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Portfolio’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value. See  the "Offsetting Assets and Liabilities" section of this Note for further details.
The Portfolio may be exposed to counterparty risk through its investments in certain securities, including, but not limited to, repurchase agreements and debt securities. The Portfolio intends to enter into financial transactions with counterparties that the Adviser believes to be creditworthy at the time of the transaction. There is always the risk that the Adviser’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Portfolio focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.
Securities Lending
Under procedures adopted by the Trustees, the Portfolio may seek to earn additional income by lending securities to certain qualified broker-dealers and institutions. JPMorgan Chase Bank, National Association acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodial functions in accordance with the Non-Custodial Securities Lending Agreement. For financial reporting purposes, the Portfolio does not offset financial instruments’ payables and receivables and related collateral on the Statement of Assets and Liabilities. The Portfolio may lend portfolio securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, the Adviser makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the Securities and Exchange Commission (the "SEC"). If the Portfolio is unable to recover a security on loan, the Portfolio may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Portfolio. In certain circumstances individual loan transactions could yield negative returns.
Upon receipt of cash collateral, the Adviser may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. The Adviser currently intends to primarily invest the cash collateral in a cash management vehicle for which the Adviser serves as investment adviser, Janus Henderson Cash Collateral Fund LLC, or in time deposits. An investment in Janus Henderson Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Portfolio to violate its agreement to
10 | June 30, 2024

Protective Life Dynamic Allocation Series - Conservative Portfolio
Notes to Financial Statements (unaudited)
return the cash collateral to a borrower in a timely manner. As adviser to the Portfolio and Janus Henderson Cash Collateral Fund LLC, the Adviser has an inherent conflict of interest as a result of its fiduciary duties to both the Portfolio and Janus Henderson Cash Collateral Fund LLC. Additionally, the Adviser receives an investment advisory fee of 0.05% for managing Janus Henderson Cash Collateral Fund LLC and therefore may have an incentive to allocate collateral to the Janus Henderson Cash Collateral Fund LLC rather than to other collateral management options for which the Adviser does not receive compensation.
The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation. Additional required collateral, or excess collateral returned, is delivered on the next business day. Therefore, the value of the collateral held may be temporarily less than 102% or 105% value of the securities on loan. The cash collateral invested by the Adviser is disclosed in the Schedule of Investments (if applicable).
Income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the lending agent are included as “Affiliated securities lending income, net” on the Statement of Operations. As of June 30, 2024, securities lending transactions accounted for as secured borrowings with an overnight and continuous contractual maturity are $4,360,799. Gross amounts of recognized liabilities for securities lending (collateral received) as of June 30, 2024 is $4,480,118, resulting in the net amount due to the counterparty of $119,319.
Offsetting Assets and Liabilities
The Portfolio presents gross and net information about transactions that are either offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement with a designated counterparty, regardless of whether the transactions are actually offset in the Statement of Assets and Liabilities.
The Offsetting Assets and Liabilities table located in the Schedule of Investments presents gross amounts of recognized assets and/or liabilities and the net amounts after deducting collateral that has been pledged by counterparties or has been pledged to counterparties (if applicable). For corresponding information grouped by type of instrument, see  the Portfolio's Schedule of Investments.
3.
Investment Advisory Agreements and Other Transactions with Affiliates
The Portfolio pays the Adviser an investment advisory fee which is calculated daily and paid monthly. The Portfolio’s contractual investment advisory fee rate (expressed as an annual rate) is 0.40% of its average daily net assets.
The Adviser has contractually agreed to waive the advisory fee and/or reimburse operating expenses to the extent that the Portfolio’s normal operating expenses, including the investment advisory fee, but excluding the 12b-1 distribution and shareholder servicing fees, administrative services fees payable pursuant to the Transfer Agency Agreement, brokerage commissions, interest, dividends, taxes and extraordinary expenses, exceed the annual rate of 0.55%. The Adviser has agreed to continue the waivers until May 1, 2025. If applicable, amounts reimbursed to the Portfolio by the Adviser are disclosed as “Excess Expense Reimbursement and Waivers” on the Statement of Operations.
The Adviser serves as administrator to the Portfolio pursuant to an administration agreement between the Adviser and the Trust. Under the administration agreement, the Adviser is authorized to perform, or cause others to perform certain administration, compliance, and accounting services to the Portfolio, including providing office space for the Portfolio, and is reimbursed by the Portfolio for certain of its costs in providing these services (to the extent the Adviser seeks reimbursement and such costs are not otherwise waived). In addition, employees of the Adviser and/or its affiliates may serve as officers of the Trust. The Portfolio pays for some or all of the cost incurred for salaries, fees, and expenses of the Adviser employees with respect to certain specified administration functions they perform on behalf of the Portfolio. The Portfolio pays these costs based on out-of-pocket expenses incurred by the Adviser, and these costs are separate and apart from advisory fees and other expenses paid in connection with the investment advisory services the Adviser provides to the Portfolio. These amounts are disclosed as “Affiliated Portfolio administration fees” on the Statement of Operations. In addition, some expenses related to compensation payable to the Portfolio’s Chief Compliance Officer and certain compliance staff, all of whom are employees of the Adviser and/or its affiliates are shared with the Portfolio. Total allocated expenses of $52,891 for the Chief Compliance Officer and certain compliance staff was paid by the Trust during the period ended June 30, 2024.
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Protective Life Dynamic Allocation Series - Conservative Portfolio
Notes to Financial Statements (unaudited)
Janus Henderson Services US LLC (the “Transfer Agent”), a wholly-owned subsidiary of the Adviser, is the Portfolio’s transfer agent. The Transfer Agent provides or arranges for the provision of shareholder services including, but not limited to, recordkeeping, subaccounting, answering inquiries regarding accounts, order processing, transaction confirmations, the mailing of prospectuses and shareholder reports, and other shareholder services provided to or on behalf of shareholders. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the Statement of Operations.
The Transfer Agent receives an administrative services fee at an annual rate of 0.10% of the Portfolio’s average daily net assets for providing, or arranging for the provision by Protective Life of administrative services. The Transfer Agent expects to use this entire fee to compensate Protective Life for providing these services to its customers who invest in the Portfolio. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the Statement of Operations.
Shareholder Services provided by Protective Life may include, but are not limited to, recordkeeping, subaccounting, order processing, providing order confirmations, periodic statements, forwarding prospectuses, shareholder reports, and other materials to existing contract holders, answering inquiries regarding accounts, and other administrative services. Order processing includes the submission of transactions through the National Securities Clearing Corporation (“NSCC”) or similar systems, or those processed on a manual basis with the Adviser.
Under a distribution and shareholder servicing plan (the "Plan") adopted in accordance with Rule 12b-1 under the 1940 Act, the Portfolio may pay the Trust's distributor, Janus Henderson Distributors US LLC (the “Distributor”), a wholly-owned subsidiary of the Adviser, a fee at an annual rate of up to 0.25% of the average daily net assets of the Portfolio. Under the terms of the Plan, the Trust is authorized to make payments to the Distributor for remittance to Protective Life or other intermediaries as compensation for distribution and/or shareholder services performed by Protective Life or its agents, or by such intermediary. Amounts that have been paid are disclosed as “12b-1 Distribution and shareholder servicing fees” on the Statement of Operations.
Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended June 30, 2024 can be found in the “Schedules of Affiliated Investments” located in the Schedule of Investments.
The Portfolio is permitted to purchase or sell securities (“cross-trade”) between itself and other funds or accounts managed by the Adviser in accordance with Rule 17a-7 under the Investment Company Act of 1940 (“Rule 17a-7”), when the transaction is consistent with the investment objectives and policies of the Portfolio and in accordance with the Internal Cross Trade Procedures adopted and amended by the Trust’s Board of Trustees. These procedures have been designed to ensure that any cross-trade of securities by the Portfolio from or to another fund or account that is or could be considered an affiliate of the Portfolio under certain limited circumstances by virtue of having a common investment adviser, common Officer, or common Trustee complies with Rule 17a-7. Under these procedures, each cross-trade is effected at the current market price to save costs where allowed. During the period ended June 30, 2024, the Portfolio engaged in cross trades amounting to $330,158 in purchases and $614,784 in sales, resulting in a net realized gain of $34,648. The net realized gain is included within the “Net Realized Gain/(Loss) on Investments” section of the Portfolio’s Statement of Operations.
4.
Federal Income Tax
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses, and capital loss carryovers.
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of June 30, 2024 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals and investments in partnerships.
Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$47,156,492	$2,379,752	$(3,109,339)	$(729,587)
12 | June 30, 2024

Protective Life Dynamic Allocation Series - Conservative Portfolio
Notes to Financial Statements (unaudited)
5.
Capital Share Transactions
	Period ended June 30, 2024		Year ended December 31, 2023
	Shares	Amount	Shares	Amount
Shares sold	123,340	$1,397,954	411,707	$4,457,502
Reinvested dividends and distributions	61,313	697,131	157,247	1,703,179
Shares repurchased	(481,998)	(5,390,621)	(752,373)	(8,088,361)
Net Increase/(Decrease)	(297,345)	$(3,295,536)	(183,419)	$(1,927,680)
6.
Purchases and Sales of Investment Securities
For the period ended June 30, 2024, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, TBAs, and in-kind transactions, as applicable) was as follows:
Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$10,264,908	$13,837,223	$-	$-
7.
Subsequent Event
Management has evaluated whether any events or transactions occurred subsequent to June 30, 2024 and through the date of issuance of the Portfolio's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Portfolio’s financial statements.
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Protective Life Dynamic Allocation Series - Conservative Portfolio
Additional Information (unaudited)
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
Not applicable.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
Each board member also serves as a board member of other funds in the Clayton Street  Trust. Annual retainer fees and attendance fees are allocated to each fund based on net assets. Trustees fees paid by the fund are within Item 7. Statement of Operations as Trustees’ fees and expenses.
Item 11. Board Considerations Regarding Renewal of the CST Investment Advisory Agreements
The Board of Trustees (the “Board”) of Clayton Street  Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), met in person on April 10-11, 2024 to consider the proposed renewal of the investment advisory agreements between Janus Henderson Investors US LLC (the “Adviser”) and the Trust (the “Advisory Agreements”), on behalf of Protective Life Dynamic Allocation Series - Conservative Portfolio (the “Conservative Portfolio”), Protective Life Dynamic Allocation Series - Moderate Portfolio (the “Moderate Portfolio”), and Protective Life Dynamic Allocation Series - Growth Portfolio (the “Growth Portfolio,” and together with the Conservative Portfolio and the Moderate Portfolio, the “Portfolios”). In the course of their consideration of the renewal of the Advisory Agreements, the Independent Trustees met in executive session and were advised by their independent counsel. In this regard, the Independent Trustees evaluated the terms of the Advisory Agreements and reviewed the duties and responsibilities of trustees in evaluating and approving such agreements. In considering renewal of the Advisory Agreements, the Board and the Independent Trustees, as applicable, reviewed the materials provided to them relating to the consideration of the renewal of the Advisory Agreements for the Portfolios and other information provided by counsel and the Adviser, including: (i) information regarding the nature, quality and extent of the services provided to the Portfolios by the Adviser, and the fees charged to each Portfolio therefor; (ii) information concerning the Adviser’s financial condition, business, operations, portfolio management personnel, compliance programs, and profitability with respect to the Trust and each Portfolio; (iii) comparative information describing each Portfolio’s advisory fee structures, operating expenses, and performance information as compared to peer fund groups compiled by an independent third party; (iv) a copy of the Adviser’s current Form ADV; and (v) a memorandum from counsel on the responsibilities of trustees in considering investment advisory arrangements under the 1940 Act. The Board also considered presentations made by, and discussions held with, representatives of the Adviser throughout the year. The Trustees also considered information received and reviewed in connection with a meeting held via video conference on March 11, 2024 to discuss certain information provided by the Adviser related to the Trustees’ consideration of the renewal of the Advisory Agreements. The Board determined that the information provided by the Adviser was thorough and sufficiently responsive to their request so as to permit the effective consideration of the renewal.
During its review of this information, the Board focused on and analyzed the factors that it deemed relevant, including, among other factors: (i) the nature, extent and quality of the services provided to the Portfolios by the Adviser; (ii) the Adviser’s personnel and operations; (iii) each Portfolio’s expense level; (iv) the profitability to the Adviser under the Advisory Agreements with respect to each Portfolio; (v) any “fall-out” benefits to the Adviser and its affiliates (i.e., the ancillary benefits realized by the Adviser and its affiliates from the Adviser’s relationship with the Trust); (vi) the effect of asset growth on each Portfolio’s expenses; and (vii) potential conflicts of interest.
The Trustees also considered benefits that accrue to the Adviser and its affiliates from their relationships with the Trust and each Portfolio. The Trustees also considered that, other than the services provided by the Adviser and its affiliates pursuant to agreements with the Portfolios and the fees paid by the Portfolios therefor, the Portfolios and the Adviser may potentially benefit from their relationship with each other in other ways. The Trustees considered that the success of the Portfolios could attract other business to the Adviser or other Janus Henderson funds, and that the success of the Adviser could enhance the Adviser’s ability to serve the Portfolios.
The Board, including the Independent Trustees, considered the following in respect of the Portfolios:
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Protective Life Dynamic Allocation Series - Conservative Portfolio
Additional Information (unaudited)
(a) The nature, extent and quality of services provided by the Adviser; personnel and operations of the Adviser.
The Board reviewed the services that the Adviser provides to the Portfolios. In connection with the investment advisory services provided by the Adviser, the Board noted the responsibilities that the Adviser has as the Portfolios’ investment adviser, including:  the overall supervisory responsibility for the general management and investment of each Portfolio’s securities portfolio; providing oversight of the investment performance and processes and compliance with each Portfolio’s investment objectives, policies and limitations; the implementation of the investment management program of each Portfolio; the management of the day-to-day investment and reinvestment of the assets of each Portfolio; the review of brokerage matters; the oversight of general portfolio compliance with relevant law; and the implementation of Board directives as they relate to the Portfolios.
The Board reviewed the Adviser’s experience, resources and strengths in managing the Portfolios and other pooled investment vehicles, including an assessment of the Adviser’s personnel. Based on its consideration and review of the foregoing information, the Board determined that each Portfolio was likely to continue to benefit from the nature, quality and extent of these services, as well as the Adviser’s ability to render such services based on the Adviser’s experience, personnel, operations and resources.
(b) Comparison of services rendered and fees paid under other investment advisory contracts, and the cost of the services to be provided and profits to be realized by the Adviser from the relationship with the Portfolios; “fall-out” benefits.
The Board then compared both the services rendered and the fees paid under other contracts of the Adviser and under contracts of other investment advisers with respect to similar investment companies. In particular, the Board reviewed a report compiled by an independent third party to compare each Portfolio’s contractual management fee, and total expense ratio to other investment companies within each Portfolio’s respective peer grouping, as determined by the independent third party.
The comparative reporting indicated that the contractual management fees for the Conservative Portfolio and Growth Portfolio were in the 2nd quintile (with 1st being the lowest fees and 5th being the highest fees) and that the Moderate Portfolio was in the 3rd quintile as compared to each Portfolio’s respective peer grouping. The comparative reporting indicated that the total expense ratio for the Conservative Portfolio and Growth Portfolio was in the 5th quintile (with 1st being the lowest expenses and 5th being the highest expenses) and that the Moderate Portfolio was in the 4th quintile as compared to each Portfolio’s respective peer grouping. In evaluating the comparative fees of the Portfolios, the Board considered the similarities and differences between the Portfolio’s investment strategies and those of their respective peer group members.
The Board also discussed the costs incurred by the Adviser in connection with its serving as investment adviser to the Portfolios, including operational costs. After comparing each Portfolio’s fees and expenses with those of other investment companies in the Portfolios’ respective peer groups, and in light of the nature, extent and quality of services provided by the Adviser and the costs incurred by the Adviser in rendering those services, as well as the profitability of the Adviser in providing these services, the Board concluded that the level of fees paid to the Adviser with respect to each Portfolio was fair and reasonable.
The Board also considered that the Adviser may experience reputational “fall-out” benefits based on the success of the Portfolios, but that such benefits are not easily quantifiable.
(c) The extent to which economies of scale would be realized as the Portfolios grow and whether fee levels would reflect such economies of scale.
The Board next discussed potential economies of scale. The Trustees considered that the Adviser had entered into an expense limitation agreement with the Trust on behalf of each Portfolio through at least May 1, 2025, to waive advisory fees payable by each Portfolio in an amount that effectively maintains the total expense ratio for each Portfolio at approximately 90 basis points. The Board further considered that the application of the Portfolios’ expense cap pursuant to the expense limitation agreement results in an effective waiver by the Adviser of a percentage of its advisory fee collected for the Portfolios at their current asset levels. The Board determined that the fee structure for the Portfolios was appropriate at this time, taking into account the expense limitation arrangements in place.
(d) Investment performance of the Portfolios and the Adviser.
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Protective Life Dynamic Allocation Series - Conservative Portfolio
Additional Information (unaudited)
The Board next discussed the annualized returns of the Portfolios on both an absolute basis and relative to the performance of funds comprising a performance universe compiled by an independent third party for each Portfolio for the one-, two-, three-, four- and five-year periods, respectively. The Board noted that for the Conservative and Moderate Portfolios, their respective one-, two-, three-, four- and five-year periods ended December 31, were reported to be in the 5th quintile (with the 1st quintile being the best performer and the 5th being the worst performer). The Board noted that for the Growth Portfolio, the one-year period ended December 31, was reported to be in the 3rd quintile; the two-year period ended December 31 was reported to be in the 5th quintile, the three-year period ended December 31 was reported to be in the 2nd quintile, and the four- and five-year periods ended December 31 were reported to be in the 5th quintile. The Board considered the Adviser’s explanation of performance results across the relevant periods provided as part of the consideration of the renewal of the Advisory Agreements and during the course of the previous year, and noted in particular the Adviser’s continued observation that the Portfolios were managed pursuant to quantitative models, the models operated within expected parameters during the periods under consideration, and the performance of the Portfolios was consistent with the performance of the models.
(e) Conclusion.
No single factor was determinative to the decision of the Board. Based on the foregoing and such other matters as were deemed relevant, the Board concluded that the management fee rates and total expense ratios of each Portfolio are reasonable in relation to the services provided by the Adviser to such Portfolio, as well as the costs incurred and benefits gained by the Adviser in providing such services. The Board also found the management fees to be reasonable in comparison to the fees charged by advisers to other comparable investment companies. As a result, the Board concluded that the renewal of the Advisory Agreements for an additional one-year period was in the best interests of each Portfolio.
After full consideration of the above factors, as well as other factors, the Trustees, including all of the Independent Trustees voting separately, determined to approve the renewal of the Advisory Agreement for each Portfolio.
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Protective Life Dynamic Allocation Series - Conservative Portfolio
Notes
Clayton Street Trust | 17

This report is submitted for the general information of shareholders of the Portfolio. It is not an offer or solicitation for the Portfolio and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc.
Protective Life Dynamic Allocation Series Portfolios are distributed by Janus Henderson Distributors US LLC and exclusively offered in connection with variable annuity contracts issued by Protective Life Insurance Company and its affiliates. Janus Henderson is not affiliated with Protective Life.
109-24-93063 08-24

SEMIANNUAL FINANCIAL STATEMENTS

June 30, 2024
Protective Life Dynamic Allocation Series - Growth Portfolio
Clayton Street Trust

Protective Life Dynamic Allocation Series - Growth Portfolio

Protective Life Dynamic Allocation Series - Growth Portfolio
Schedule of Investments (unaudited)
June 30, 2024

	Shares or Principal Amounts	Value
Investment Companies – 100.1%
Exchange-Traded Funds (ETFs) – 100.1%
Franklin FTSE Japan	75,733	$2,178,081
Franklin FTSE United Kingdom#	177,658	4,670,629
Invesco NASDAQ 100	35,885	7,073,292
JPMorgan BetaBuilders Developed Asia ex-Japan	49,457	2,392,729
Vanguard FTSE Europe#	65,013	4,340,918
Vanguard S&P 500#	37,067	18,538,319
Vanguard Small-Cap	29,551	6,443,300
Total Investment Companies (cost $39,389,044)		45,637,268
Investments Purchased with Cash Collateral from Securities Lending – 20.9%
Investment Companies – 0.1%
Janus Henderson Cash Collateral Fund LLC, 5.2795%ºº,£	33,892	33,892
Time Deposits – 20.8%
Royal Bank of Canada, 5.3100%, 7/1/24	$9,516,034	9,516,034
Total Investments Purchased with Cash Collateral from Securities Lending (cost $9,549,926)		9,549,926
Total Investments (total cost $48,938,970) – 121.0%		55,187,194
Liabilities, net of Cash, Receivables and Other Assets – (21.0)%		(9,596,299)
Net Assets – 100%		$45,590,895

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate	Affiliated Investments, at Value at 12/31/23	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 6/30/24	Ending Shares	Dividend Income
Investments Purchased with Cash Collateral from Securities Lending - 0.1%
Investment Companies - 0.1%
Janus Henderson Cash Collateral Fund LLC, 5.2795%ºº
	$2,664,692	$80,473,424	$(83,104,224)	$-	$-	$33,892	33,892	$8,652 ∆

Offsetting of Financial Assets and Derivative Assets
Counterparty	Gross Amounts of Recognized Assets	Offsetting Asset or Liability(a)	Collateral Pledged(b)	Net Amount
JPMorgan Chase Bank, National Association	$9,293,368	$—	$(9,293,368)	$—

(a)
Represents the amount of assets or liabilities that could be offset with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(b)	Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Clayton Street Trust | 1

Protective Life Dynamic Allocation Series - Growth Portfolio
Notes to Schedule of Investments and Other Information (unaudited)

LLC	Limited Liability Company

ºº	Rate shown is the 7-day yield as of June 30, 2024.
#	Loaned security; a portion of the security is on loan at June 30, 2024.
£
The Portfolio may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
The following is a summary of the inputs that were used to value the Portfolio’s investments in securities and other financial instruments as of June 30, 2024. See  Notes to Financial Statements for more information.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Investment Companies	$45,637,268	$-	$-
Investments Purchased with Cash Collateral from Securities Lending	-	9,549,926	-
Total Assets	$45,637,268	$9,549,926	$-
2  | June 30, 2024

Protective Life Dynamic Allocation Series - Growth Portfolio
Statement of Assets and Liabilities (unaudited)
June 30, 2024

Assets:
Unaffiliated investments, at value (cost $48,905,078)(1)	$55,153,302
Affiliated investments, at value (cost $33,892)	33,892
Receivables:
Dividends	90,823
Investments sold	62,566
Other assets	2,094
Total Assets	55,342,677
Liabilities:
Due to custodian	26,532
Collateral for securities loaned (Note 2)	9,549,926
Payables:
Investments purchased	81,437
Professional fees	28,320
Portfolio shares repurchased	23,821
12b-1 Distribution and shareholder servicing fees	9,387
Advisory fees	7,937
Transfer agent fees and expenses	3,989
Trustees' fees and expenses	2,272
Custodian fees	668
Affiliated portfolio administration fees payable	223
Accrued expenses and other payables	17,270
Total Liabilities	9,751,782
Commitments and contingent liabilities (Note 3)
Net Assets	$45,590,895
Net Assets Consist of:
Capital (par value and paid-in surplus)	$36,854,779
Total distributable earnings (loss)	8,736,116
Total Net Assets	$45,590,895
Net Assets	$45,590,895
Shares Outstanding, $0.001 Par Value (unlimited shares authorized)	3,284,837
Net Asset Value Per Share	$13.88

(1)	Includes $9,293,368 of securities on loan. See Note 2 in Notes to Financial Statements.
See Notes to Financial Statements.
Clayton Street Trust | 3

Protective Life Dynamic Allocation Series - Growth Portfolio
Statement of Operations (unaudited)
For the period ended June 30, 2024

Investment Income:
Dividends	$523,367
Interest	32,332
Affiliated securities lending income, net	8,652
Unaffiliated securities lending income, net	2,810
Total Investment Income	567,161
Expenses:
Advisory fees	91,559
12b-1 Distribution and shareholder servicing fees	57,194
Transfer agent administrative fees and expenses	22,889
Other transfer agent fees and expenses	515
Non-affiliated portfolio administration fees	21,862
Professional fees	18,281
Shareholder reports expense	4,986
Trustees' fees and expenses	4,647
Custodian fees	3,636
Affiliated portfolio administration fees	1,305
Other expenses	4,243
Total Expenses	231,117
Less: Excess Expense Reimbursement and Waivers	(41,188)
Net Expenses	189,929
Net Investment Income/(Loss)	377,232
Net Realized Gain/(Loss) on Investments:
Investments	3,628,303
Total Net Realized Gain/(Loss) on Investments	3,628,303
Change in Unrealized Net Appreciation/Depreciation:
Investments	23,475
Total Change in Unrealized Net Appreciation/Depreciation	23,475
Net Increase/(Decrease) in Net Assets Resulting from Operations	$4,029,010
See Notes to Financial Statements.
4  | June 30, 2024

Protective Life Dynamic Allocation Series - Growth Portfolio
Statements of Changes in Net Assets

	Period ended June 30, 2024 (unaudited)	Year ended December 31, 2023
Operations:
Net investment income/(loss)	$377,232	$871,028
Net realized gain/(loss) on investments	3,628,303	1,426,426
Change in unrealized net appreciation/depreciation	23,475	5,863,381
Net Increase/(Decrease) in Net Assets Resulting from Operations	4,029,010	8,160,835
Dividends and Distributions to Shareholders:
Dividends and Distributions to Shareholders	(1,510,370)	(4,235,134)
Net Decrease from Dividends and Distributions to Shareholders	(1,510,370)	(4,235,134)
Capital Shares Transactions	(3,596,219)	(6,026,538)
Net Increase/(Decrease) in Net Assets	(1,077,579)	(2,100,837)
Net Assets:
Beginning of period	46,668,474	48,769,311
End of period	$45,590,895	$46,668,474
See Notes to Financial Statements.
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Protective Life Dynamic Allocation Series - Growth Portfolio
Financial Highlights

For a share outstanding during the period ended June 30, 2024 (unaudited) and the year ended December 31	2024	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$13.15	$12.15	$15.29	$12.77	$13.41	$12.45
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.11	0.23	0.16	0.14	0.09	0.23
Net realized and unrealized gain/(loss)	1.09	1.93	(3.14)	2.51	(0.44)	1.23
Total from Investment Operations	1.20	2.16	(2.98)	2.65	(0.35)	1.46
Less Dividends and Distributions:
Dividends (from net investment income)	(0.13)	(0.23)	(0.16)	(0.13)	(0.15)	(0.17)
Distributions (from capital gains)	(0.34)	(0.93)	—	—	(0.14)	(0.33)
Total Dividends and Distributions	(0.47)	(1.16)	(0.16)	(0.13)	(0.29)	(0.50)
Net Asset Value, End of Period	$13.88	$13.15	$12.15	$15.29	$12.77	$13.41
Total Return*	9.13%	18.34%	(19.57)%	20.79%	(2.15)%	12.00%
Net Assets, End of Period (in thousands)	$45,591	$46,668	$48,769	$65,595	$62,621	$81,015
Ratios to Average Net Assets**:
Ratio of Gross Expenses(2)	1.00%	1.03%	0.96%	0.98%	1.05%	1.07%
Ratio of Net Expenses (After Waivers and Expense Offsets)(2)	0.83%	0.84%	0.82%	0.82%	0.78%	0.73%
Ratio of Net Investment Income/(Loss)(2)	1.64%	1.81%	1.17%	0.95%	0.75%	1.82%
Portfolio Turnover Rate	40%	204%	415%	57%	217%	258%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Total return does not include fees, charges, or expenses imposed by the variable annuity contracts for which Clayton Street  Trust serves as an underlying investment vehicle.

**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)	Ratios do not include indirect expenses of the underlying funds and/or investment companies in which the Portfolio invests.
See Notes to Financial Statements.
6  | June 30, 2024

Protective Life Dynamic Allocation Series - Growth Portfolio
Notes to Financial Statements (unaudited)
1.
Organization and Significant Accounting Policies
Protective Life Dynamic Allocation Series - Growth Portfolio (the “Portfolio”) is a series of Clayton Street  Trust (the “Trust”), which is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Portfolio operates as a "fund of funds," meaning substantially all of the Portfolio's assets may be invested in exchange-traded funds (the "underlying funds"). The Trust offers three portfolios with differing investment objectives and policies. The Portfolio seeks total return through growth of capital, balanced by capital preservation. The Portfolio is classified as diversified, as defined in the 1940 Act. Janus Henderson Investors US LLC is the investment adviser (the “Adviser”) to the Portfolio.
The Portfolio currently offers one class of shares. The shares are offered in connection with investment in and payments under variable annuity contracts issued exclusively by Protective Life Insurance Company and its affiliates ("Protective Life").
Shareholders, including participating insurance companies, as well as accounts, may from time to time own (beneficially or of record) a significant percentage of the Portfolio’s shares and can be considered to “control” the Portfolio when that ownership exceeds 25% of the Portfolio’s assets (and which may differ from control as determined in accordance with United States of America generally accepted accounting principles ("US GAAP")).
Underlying Funds
During the period, the Portfolio invested in a dynamic portfolio of exchange-traded funds across seven different equity asset classes and a short duration allocation that may be comprised of cash, money market instruments and short duration exchange-traded funds. The equity asset classes are adjusted weekly based on market conditions pursuant to a proprietary, quantitative-based allocation program. Over the long term, and when fully invested, the Portfolio seeks to maintain an asset allocation of approximately 100% global equity investments. Additional details and descriptions of the investment objectives of each of the potential underlying funds are available in the Portfolio's prospectus.
The following accounting policies have been followed by the Portfolio and are in conformity with US GAAP.
Investment Valuation
Portfolio holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities, and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the
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Protective Life Dynamic Allocation Series - Growth Portfolio
Notes to Financial Statements (unaudited)
Portfolio, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Portfolio, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Portfolio has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Portfolio’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
The Portfolio classifies each of its investments in underlying funds as Level 1, without consideration as to the classification level of the specific investments held by the underlying funds. There have been no significant changes in valuation techniques used in valuing any such positions held by the Portfolio since the beginning of the fiscal period.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of June 30, 2024 to fair value the Portfolio’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments and Other Information.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities held by the underlying funds will be recorded as soon as the Portfolio is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Any distributions from the underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds. Interest income is recorded daily on the accrual basis and includes amortization of premiums and accretion of discounts. The Portfolio classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.
Expenses
The Portfolio bears expenses incurred specifically on its behalf. Additionally, the Portfolio, as a shareholder in the underlying funds, will also indirectly bear its pro rata share of the expenses incurred by the underlying funds.
8  | June 30, 2024

Protective Life Dynamic Allocation Series - Growth Portfolio
Notes to Financial Statements (unaudited)
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Indemnifications
In the normal course of business, the Portfolio may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Portfolio’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against the Portfolio that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
Dividends and Distributions
The Portfolio may make semiannual distributions of substantially all of its investment income and an annual distribution of its net realized capital gains (if any).
Federal Income Taxes
The Portfolio intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Portfolio’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Portfolio’s financial statements. The Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
2.
Other Investments and Strategies
Market Risk
The value of the Portfolio’s portfolio may decrease if the value of one or more issuers in the Portfolio’s portfolio decreases. Further, regardless of how well individual companies or securities perform, the value of the Portfolio’s portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Portfolio invests. If the value of the Portfolio’s portfolio decreases, the Portfolio’s NAV will also decrease, which means if you sell your shares in the Portfolio you may lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, war, conflicts, including related sanctions, social unrest, financial institution failures, and economic recessions could reduce consumer demand or economic output, result in market closures, travel restrictions and/or quarantines, and generally have a significant impact on the global economies and financial markets.
• COVID-19 Pandemic. The effects of COVID-19 have contributed to increased volatility in global financial markets and have affected and may continue to affect certain countries, regions, issuers, industries and market sectors more dramatically than others. These conditions and events could have a significant impact on the Portfolio and its investments, the Portfolio’s ability to meet redemption requests, and the processes and operations of the Portfolio’s service providers, including the Adviser.
• Armed Conflict. Recent such examples include conflict, loss of life, and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent and duration of each conflict, resulting sanctions and resulting future market disruptions in each region are impossible to predict, but could be significant and have a severe adverse effect, including significant negative impacts on the U.S. and broader global economic environment and the markets for certain securities and commodities.
Exchange-Traded Funds
ETFs are typically open-end investment companies, which may be actively managed or passively managed. Passively managed ETFs generally seek to track the performance of a specific index. ETFs are traded on a national securities exchange at market prices that may vary from the net asset value per share (“NAV”) of their underlying investments.
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Protective Life Dynamic Allocation Series - Growth Portfolio
Notes to Financial Statements (unaudited)
Accordingly, there may be times when an ETF trades at a premium or discount to its NAV. As a result, the Portfolio may pay more or less than NAV when it buys ETF shares, and may receive more or less than NAV when it sells those shares. ETFs also involve the risk that an active trading market for an ETF’s shares may not develop or be maintained. Similarly, because the value of ETF shares depends on the demand in the market, the Portfolio may not be able to purchase or sell an ETF at the most optimal time, which could adversely affect the Portfolio’s performance. In addition, ETFs that track particular indices may be unable to match the performance of such underlying indices due to the temporary unavailability of certain index securities in the secondary market or other factors, such as discrepancies with respect to the weighting of securities.
Counterparties
Portfolio transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Portfolio (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Portfolio. The Portfolio may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Portfolio’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value. See  the "Offsetting Assets and Liabilities" section of this Note for further details.
The Portfolio may be exposed to counterparty risk through its investments in certain securities, including, but not limited to, repurchase agreements and debt securities. The Portfolio intends to enter into financial transactions with counterparties that the Adviser believes to be creditworthy at the time of the transaction. There is always the risk that the Adviser’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Portfolio focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.
Securities Lending
Under procedures adopted by the Trustees, the Portfolio may seek to earn additional income by lending securities to certain qualified broker-dealers and institutions. JPMorgan Chase Bank, National Association acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodial functions in accordance with the Non-Custodial Securities Lending Agreement. For financial reporting purposes, the Portfolio does not offset financial instruments’ payables and receivables and related collateral on the Statement of Assets and Liabilities. The Portfolio may lend portfolio securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, the Adviser makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the Securities and Exchange Commission (the "SEC"). If the Portfolio is unable to recover a security on loan, the Portfolio may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Portfolio. In certain circumstances individual loan transactions could yield negative returns.
Upon receipt of cash collateral, the Adviser may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. The Adviser currently intends to primarily invest the cash collateral in a cash management vehicle for which the Adviser serves as investment adviser, Janus Henderson Cash Collateral Fund LLC, or in time deposits. An investment in Janus Henderson Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Portfolio to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Portfolio and Janus Henderson Cash Collateral Fund LLC, the Adviser has an inherent conflict of interest as a result of its fiduciary duties to both the Portfolio and Janus Henderson Cash Collateral Fund LLC. Additionally, the Adviser receives an investment advisory fee of 0.05% for managing Janus Henderson Cash Collateral Fund LLC and therefore may have an incentive to allocate
10 | June 30, 2024

Protective Life Dynamic Allocation Series - Growth Portfolio
Notes to Financial Statements (unaudited)
collateral to the Janus Henderson Cash Collateral Fund LLC rather than to other collateral management options for which the Adviser does not receive compensation.
The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation. Additional required collateral, or excess collateral returned, is delivered on the next business day. Therefore, the value of the collateral held may be temporarily less than 102% or 105% value of the securities on loan. The cash collateral invested by the Adviser is disclosed in the Schedule of Investments (if applicable).
Income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the lending agent are included as “Affiliated securities lending income, net” on the Statement of Operations. As of June 30, 2024, securities lending transactions accounted for as secured borrowings with an overnight and continuous contractual maturity are $9,293,368. Gross amounts of recognized liabilities for securities lending (collateral received) as of June 30, 2024 is $9,549,926, resulting in the net amount due to the counterparty of $256,558.
Offsetting Assets and Liabilities
The Portfolio presents gross and net information about transactions that are either offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement with a designated counterparty, regardless of whether the transactions are actually offset in the Statement of Assets and Liabilities.
The Offsetting Assets and Liabilities table located in the Schedule of Investments presents gross amounts of recognized assets and/or liabilities and the net amounts after deducting collateral that has been pledged by counterparties or has been pledged to counterparties (if applicable). For corresponding information grouped by type of instrument, see  the Portfolio's Schedule of Investments.
3.
Investment Advisory Agreements and Other Transactions with Affiliates
The Portfolio pays the Adviser an investment advisory fee which is calculated daily and paid monthly. The Portfolio’s contractual investment advisory fee rate (expressed as an annual rate) is 0.40% of its average daily net assets.
The Adviser has contractually agreed to waive the advisory fee and/or reimburse operating expenses to the extent that the Portfolio’s normal operating expenses, including the investment advisory fee, but excluding the 12b-1 distribution and shareholder servicing fees, administrative services fees payable pursuant to the Transfer Agency Agreement, brokerage commissions, interest, dividends, taxes and extraordinary expenses, exceed the annual rate of 0.55%. The Adviser has agreed to continue the waivers until May 1, 2025. If applicable, amounts reimbursed to the Portfolio by the Adviser are disclosed as “Excess Expense Reimbursement and Waivers” on the Statement of Operations.
The Adviser serves as administrator to the Portfolio pursuant to an administration agreement between the Adviser and the Trust. Under the administration agreement, the Adviser is authorized to perform, or cause others to perform certain administration, compliance, and accounting services to the Portfolio, including providing office space for the Portfolio, and is reimbursed by the Portfolio for certain of its costs in providing these services (to the extent the Adviser seeks reimbursement and such costs are not otherwise waived). In addition, employees of the Adviser and/or its affiliates may serve as officers of the Trust. The Portfolio pays for some or all of the cost incurred for salaries, fees, and expenses of the Adviser employees with respect to certain specified administration functions they perform on behalf of the Portfolio. The Portfolio pays these costs based on out-of-pocket expenses incurred by the Adviser, and these costs are separate and apart from advisory fees and other expenses paid in connection with the investment advisory services the Adviser provides to the Portfolio. These amounts are disclosed as “Affiliated Portfolio administration fees” on the Statement of Operations. In addition, some expenses related to compensation payable to the Portfolio’s Chief Compliance Officer and certain compliance staff, all of whom are employees of the Adviser and/or its affiliates are shared with the Portfolio. Total allocated expenses of $52,891 for the Chief Compliance Officer and certain compliance staff was paid by the Trust during the period ended June 30, 2024.
Janus Henderson Services US LLC (the “Transfer Agent”), a wholly-owned subsidiary of the Adviser, is the Portfolio’s transfer agent. The Transfer Agent provides or arranges for the provision of shareholder services including, but not limited to, recordkeeping, subaccounting, answering inquiries regarding accounts, order processing, transaction
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Protective Life Dynamic Allocation Series - Growth Portfolio
Notes to Financial Statements (unaudited)
confirmations, the mailing of prospectuses and shareholder reports, and other shareholder services provided to or on behalf of shareholders. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the Statement of Operations.
The Transfer Agent receives an administrative services fee at an annual rate of 0.10% of the Portfolio’s average daily net assets for providing, or arranging for the provision by Protective Life of administrative services. The Transfer Agent expects to use this entire fee to compensate Protective Life for providing these services to its customers who invest in the Portfolio. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the Statement of Operations.
Shareholder Services provided by Protective Life may include, but are not limited to, recordkeeping, subaccounting, order processing, providing order confirmations, periodic statements, forwarding prospectuses, shareholder reports, and other materials to existing contract holders, answering inquiries regarding accounts, and other administrative services. Order processing includes the submission of transactions through the National Securities Clearing Corporation (“NSCC”) or similar systems, or those processed on a manual basis with the Adviser.
Under a distribution and shareholder servicing plan (the "Plan") adopted in accordance with Rule 12b-1 under the 1940 Act, the Portfolio may pay the Trust's distributor, Janus Henderson Distributors US LLC (the “Distributor”), a wholly-owned subsidiary of the Adviser, a fee at an annual rate of up to 0.25% of the average daily net assets of the Portfolio. Under the terms of the Plan, the Trust is authorized to make payments to the Distributor for remittance to Protective Life or other intermediaries as compensation for distribution and/or shareholder services performed by Protective Life or its agents, or by such intermediary. Amounts that have been paid are disclosed as “12b-1 Distribution and shareholder servicing fees” on the Statement of Operations.
Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended June 30, 2024 can be found in the “Schedules of Affiliated Investments” located in the Schedule of Investments.
The Portfolio is permitted to purchase or sell securities (“cross-trade”) between itself and other funds or accounts managed by the Adviser in accordance with Rule 17a-7 under the Investment Company Act of 1940 (“Rule 17a-7”), when the transaction is consistent with the investment objectives and policies of the Portfolio and in accordance with the Internal Cross Trade Procedures adopted and amended by the Trust’s Board of Trustees. These procedures have been designed to ensure that any cross-trade of securities by the Portfolio from or to another fund or account that is or could be considered an affiliate of the Portfolio under certain limited circumstances by virtue of having a common investment adviser, common Officer, or common Trustee complies with Rule 17a-7. Under these procedures, each cross-trade is effected at the current market price to save costs where allowed. During the period ended June 30, 2024, the Portfolio engaged in cross trades amounting to $173,054 in purchases and $625,949 in sales, resulting in a net realized gain of $103,305. The net realized gain is included within the “Net Realized Gain/(Loss) on Investments” section of the Portfolio’s Statement of Operations.
4.
Federal Income Tax
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses, and capital loss carryovers.
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of June 30, 2024 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals and investments in partnerships.
Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$49,899,550	$5,287,644	$—	$5,287,644
12 | June 30, 2024

Protective Life Dynamic Allocation Series - Growth Portfolio
Notes to Financial Statements (unaudited)
5.
Capital Share Transactions
	Period ended June 30, 2024		Year ended December 31, 2023
	Shares	Amount	Shares	Amount
Shares sold	30,023	$412,560	45,425	$569,103
Reinvested dividends and distributions	108,973	1,510,370	336,303	4,235,134
Shares repurchased	(402,419)	(5,519,149)	(847,341)	(10,830,775)
Net Increase/(Decrease)	(263,423)	$(3,596,219)	(465,613)	$(6,026,538)
6.
Purchases and Sales of Investment Securities
For the period ended June 30, 2024, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, TBAs, and in-kind transactions, as applicable) was as follows:
Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$17,824,085	$22,514,509	$-	$-
7.
Subsequent Event
Management has evaluated whether any events or transactions occurred subsequent to June 30, 2024 and through the date of issuance of the Portfolio's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Portfolio’s financial statements.
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Protective Life Dynamic Allocation Series - Growth Portfolio
Additional Information (unaudited)
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
Not applicable.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
Each board member also serves as a board member of other funds in the Clayton Street  Trust. Annual retainer fees and attendance fees are allocated to each fund based on net assets. Trustees fees paid by the fund are within Item 7. Statement of Operations as Trustees’ fees and expenses.
Item 11. Board Considerations Regarding Renewal of the CST Investment Advisory Agreements
The Board of Trustees (the “Board”) of Clayton Street  Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), met in person on April 10-11, 2024 to consider the proposed renewal of the investment advisory agreements between Janus Henderson Investors US LLC (the “Adviser”) and the Trust (the “Advisory Agreements”), on behalf of Protective Life Dynamic Allocation Series - Conservative Portfolio (the “Conservative Portfolio”), Protective Life Dynamic Allocation Series - Moderate Portfolio (the “Moderate Portfolio”), and Protective Life Dynamic Allocation Series - Growth Portfolio (the “Growth Portfolio,” and together with the Conservative Portfolio and the Moderate Portfolio, the “Portfolios”). In the course of their consideration of the renewal of the Advisory Agreements, the Independent Trustees met in executive session and were advised by their independent counsel. In this regard, the Independent Trustees evaluated the terms of the Advisory Agreements and reviewed the duties and responsibilities of trustees in evaluating and approving such agreements. In considering renewal of the Advisory Agreements, the Board and the Independent Trustees, as applicable, reviewed the materials provided to them relating to the consideration of the renewal of the Advisory Agreements for the Portfolios and other information provided by counsel and the Adviser, including: (i) information regarding the nature, quality and extent of the services provided to the Portfolios by the Adviser, and the fees charged to each Portfolio therefor; (ii) information concerning the Adviser’s financial condition, business, operations, portfolio management personnel, compliance programs, and profitability with respect to the Trust and each Portfolio; (iii) comparative information describing each Portfolio’s advisory fee structures, operating expenses, and performance information as compared to peer fund groups compiled by an independent third party; (iv) a copy of the Adviser’s current Form ADV; and (v) a memorandum from counsel on the responsibilities of trustees in considering investment advisory arrangements under the 1940 Act. The Board also considered presentations made by, and discussions held with, representatives of the Adviser throughout the year. The Trustees also considered information received and reviewed in connection with a meeting held via video conference on March 11, 2024 to discuss certain information provided by the Adviser related to the Trustees’ consideration of the renewal of the Advisory Agreements. The Board determined that the information provided by the Adviser was thorough and sufficiently responsive to their request so as to permit the effective consideration of the renewal.
During its review of this information, the Board focused on and analyzed the factors that it deemed relevant, including, among other factors: (i) the nature, extent and quality of the services provided to the Portfolios by the Adviser; (ii) the Adviser’s personnel and operations; (iii) each Portfolio’s expense level; (iv) the profitability to the Adviser under the Advisory Agreements with respect to each Portfolio; (v) any “fall-out” benefits to the Adviser and its affiliates (i.e., the ancillary benefits realized by the Adviser and its affiliates from the Adviser’s relationship with the Trust); (vi) the effect of asset growth on each Portfolio’s expenses; and (vii) potential conflicts of interest.
The Trustees also considered benefits that accrue to the Adviser and its affiliates from their relationships with the Trust and each Portfolio. The Trustees also considered that, other than the services provided by the Adviser and its affiliates pursuant to agreements with the Portfolios and the fees paid by the Portfolios therefor, the Portfolios and the Adviser may potentially benefit from their relationship with each other in other ways. The Trustees considered that the success of the Portfolios could attract other business to the Adviser or other Janus Henderson funds, and that the success of the Adviser could enhance the Adviser’s ability to serve the Portfolios.
The Board, including the Independent Trustees, considered the following in respect of the Portfolios:
14 | June 30, 2024

Protective Life Dynamic Allocation Series - Growth Portfolio
Additional Information (unaudited)
(a) The nature, extent and quality of services provided by the Adviser; personnel and operations of the Adviser.
The Board reviewed the services that the Adviser provides to the Portfolios. In connection with the investment advisory services provided by the Adviser, the Board noted the responsibilities that the Adviser has as the Portfolios’ investment adviser, including:  the overall supervisory responsibility for the general management and investment of each Portfolio’s securities portfolio; providing oversight of the investment performance and processes and compliance with each Portfolio’s investment objectives, policies and limitations; the implementation of the investment management program of each Portfolio; the management of the day-to-day investment and reinvestment of the assets of each Portfolio; the review of brokerage matters; the oversight of general portfolio compliance with relevant law; and the implementation of Board directives as they relate to the Portfolios.
The Board reviewed the Adviser’s experience, resources and strengths in managing the Portfolios and other pooled investment vehicles, including an assessment of the Adviser’s personnel. Based on its consideration and review of the foregoing information, the Board determined that each Portfolio was likely to continue to benefit from the nature, quality and extent of these services, as well as the Adviser’s ability to render such services based on the Adviser’s experience, personnel, operations and resources.
(b) Comparison of services rendered and fees paid under other investment advisory contracts, and the cost of the services to be provided and profits to be realized by the Adviser from the relationship with the Portfolios; “fall-out” benefits.
The Board then compared both the services rendered and the fees paid under other contracts of the Adviser and under contracts of other investment advisers with respect to similar investment companies. In particular, the Board reviewed a report compiled by an independent third party to compare each Portfolio’s contractual management fee, and total expense ratio to other investment companies within each Portfolio’s respective peer grouping, as determined by the independent third party.
The comparative reporting indicated that the contractual management fees for the Conservative Portfolio and Growth Portfolio were in the 2nd quintile (with 1st being the lowest fees and 5th being the highest fees) and that the Moderate Portfolio was in the 3rd quintile as compared to each Portfolio’s respective peer grouping. The comparative reporting indicated that the total expense ratio for the Conservative Portfolio and Growth Portfolio was in the 5th quintile (with 1st being the lowest expenses and 5th being the highest expenses) and that the Moderate Portfolio was in the 4th quintile as compared to each Portfolio’s respective peer grouping. In evaluating the comparative fees of the Portfolios, the Board considered the similarities and differences between the Portfolio’s investment strategies and those of their respective peer group members.
The Board also discussed the costs incurred by the Adviser in connection with its serving as investment adviser to the Portfolios, including operational costs. After comparing each Portfolio’s fees and expenses with those of other investment companies in the Portfolios’ respective peer groups, and in light of the nature, extent and quality of services provided by the Adviser and the costs incurred by the Adviser in rendering those services, as well as the profitability of the Adviser in providing these services, the Board concluded that the level of fees paid to the Adviser with respect to each Portfolio was fair and reasonable.
The Board also considered that the Adviser may experience reputational “fall-out” benefits based on the success of the Portfolios, but that such benefits are not easily quantifiable.
(c) The extent to which economies of scale would be realized as the Portfolios grow and whether fee levels would reflect such economies of scale.
The Board next discussed potential economies of scale. The Trustees considered that the Adviser had entered into an expense limitation agreement with the Trust on behalf of each Portfolio through at least May 1, 2025, to waive advisory fees payable by each Portfolio in an amount that effectively maintains the total expense ratio for each Portfolio at approximately 90 basis points. The Board further considered that the application of the Portfolios’ expense cap pursuant to the expense limitation agreement results in an effective waiver by the Adviser of a percentage of its advisory fee collected for the Portfolios at their current asset levels. The Board determined that the fee structure for the Portfolios was appropriate at this time, taking into account the expense limitation arrangements in place.
(d) Investment performance of the Portfolios and the Adviser.
Clayton Street Trust | 15

Protective Life Dynamic Allocation Series - Growth Portfolio
Additional Information (unaudited)
The Board next discussed the annualized returns of the Portfolios on both an absolute basis and relative to the performance of funds comprising a performance universe compiled by an independent third party for each Portfolio for the one-, two-, three-, four- and five-year periods, respectively. The Board noted that for the Conservative and Moderate Portfolios, their respective one-, two-, three-, four- and five-year periods ended December 31, were reported to be in the 5th quintile (with the 1st quintile being the best performer and the 5th being the worst performer). The Board noted that for the Growth Portfolio, the one-year period ended December 31, was reported to be in the 3rd quintile; the two-year period ended December 31 was reported to be in the 5th quintile, the three-year period ended December 31 was reported to be in the 2nd quintile, and the four- and five-year periods ended December 31 were reported to be in the 5th quintile. The Board considered the Adviser’s explanation of performance results across the relevant periods provided as part of the consideration of the renewal of the Advisory Agreements and during the course of the previous year, and noted in particular the Adviser’s continued observation that the Portfolios were managed pursuant to quantitative models, the models operated within expected parameters during the periods under consideration, and the performance of the Portfolios was consistent with the performance of the models.
(e) Conclusion.
No single factor was determinative to the decision of the Board. Based on the foregoing and such other matters as were deemed relevant, the Board concluded that the management fee rates and total expense ratios of each Portfolio are reasonable in relation to the services provided by the Adviser to such Portfolio, as well as the costs incurred and benefits gained by the Adviser in providing such services. The Board also found the management fees to be reasonable in comparison to the fees charged by advisers to other comparable investment companies. As a result, the Board concluded that the renewal of the Advisory Agreements for an additional one-year period was in the best interests of each Portfolio.
After full consideration of the above factors, as well as other factors, the Trustees, including all of the Independent Trustees voting separately, determined to approve the renewal of the Advisory Agreement for each Portfolio.
16 | June 30, 2024

Protective Life Dynamic Allocation Series - Growth Portfolio
Notes
Clayton Street Trust | 17

This report is submitted for the general information of shareholders of the Portfolio. It is not an offer or solicitation for the Portfolio and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc.
Protective Life Dynamic Allocation Series Portfolios are distributed by Janus Henderson Distributors US LLC and exclusively offered in connection with variable annuity contracts issued by Protective Life Insurance Company and its affiliates. Janus Henderson is not affiliated with Protective Life.
109-24-93065 08-24

SEMIANNUAL FINANCIAL STATEMENTS

June 30, 2024
Protective Life Dynamic Allocation Series - Moderate Portfolio
Clayton Street Trust

Protective Life Dynamic Allocation Series - Moderate Portfolio

Protective Life Dynamic Allocation Series - Moderate Portfolio
Schedule of Investments (unaudited)
June 30, 2024

	Shares or Principal Amounts	Value
Investment Companies – 100.0%
Exchange-Traded Funds (ETFs) – 100.0%
Franklin FTSE Japan	768,279	$22,095,704
Franklin FTSE United Kingdom#	1,802,262	47,381,469
Invesco NASDAQ 100	364,036	71,755,136
iShares Core U.S. Aggregate Bond	2,537,564	246,321,337
JPMorgan BetaBuilders Developed Asia ex-Japan#	501,722	24,273,310
Vanguard FTSE Europe#	659,531	44,036,885
Vanguard S&P 500#	376,030	188,063,884
Vanguard Small-Cap#	299,778	65,363,595
Total Investment Companies (cost $670,301,430)		709,291,320
Investments Purchased with Cash Collateral from Securities Lending – 5.1%
Investment Companies – 3.5%
Janus Henderson Cash Collateral Fund LLC, 5.2795%ºº,£	24,926,059	24,926,059
Time Deposits – 1.6%
Royal Bank of Canada, 5.3100%, 7/1/24	$11,598,787	11,598,787
Total Investments Purchased with Cash Collateral from Securities Lending (cost $36,524,846)		36,524,846
Total Investments (total cost $706,826,276) – 105.1%		745,816,166
Liabilities, net of Cash, Receivables and Other Assets – (5.1)%		(36,342,184)
Net Assets – 100%		$709,473,982

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate	Affiliated Investments, at Value at 12/31/23	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 6/30/24	Ending Shares	Dividend Income
Investments Purchased with Cash Collateral from Securities Lending - 3.5%
Investment Companies - 3.5%
Janus Henderson Cash Collateral Fund LLC, 5.2795%ºº
	$14,661,886	$720,197,443	$(709,933,270)	$-	$-	$24,926,059	24,926,059	$71,429 ∆

Offsetting of Financial Assets and Derivative Assets
Counterparty	Gross Amounts of Recognized Assets	Offsetting Asset or Liability(a)	Collateral Pledged(b)	Net Amount
JPMorgan Chase Bank, National Association	$35,589,811	$—	$(35,589,811)	$—

(a)
Represents the amount of assets or liabilities that could be offset with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(b)	Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Clayton Street Trust | 1

Protective Life Dynamic Allocation Series - Moderate Portfolio
Notes to Schedule of Investments and Other Information (unaudited)

LLC	Limited Liability Company

ºº	Rate shown is the 7-day yield as of June 30, 2024.
#	Loaned security; a portion of the security is on loan at June 30, 2024.
£
The Portfolio may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
The following is a summary of the inputs that were used to value the Portfolio’s investments in securities and other financial instruments as of June 30, 2024. See  Notes to Financial Statements for more information.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Investment Companies	$709,291,320	$-	$-
Investments Purchased with Cash Collateral from Securities Lending	-	36,524,846	-
Total Assets	$709,291,320	$36,524,846	$-
2  | June 30, 2024

Protective Life Dynamic Allocation Series - Moderate Portfolio
Statement of Assets and Liabilities (unaudited)
June 30, 2024

Assets:
Unaffiliated investments, at value (cost $681,900,217)(1)	$720,890,107
Affiliated investments, at value (cost $24,926,059)	24,926,059
Receivables:
Dividends	920,317
Portfolio shares sold	510,747
Investments sold	514,199
Other assets	19,458
Total Assets	747,780,887
Liabilities:
Due to custodian	32,328
Collateral for securities loaned (Note 2)	36,524,846
Payables:
Investments purchased	1,139,950
Advisory fees	232,969
12b-1 Distribution and shareholder servicing fees	145,606
Professional fees	62,950
Transfer agent fees and expenses	58,886
Portfolio shares repurchased	48,311
Trustees' fees and expenses	33,891
Affiliated portfolio administration fees payable	3,354
Custodian fees	840
Accrued expenses and other payables	22,974
Total Liabilities	38,306,905
Commitments and contingent liabilities (Note 3)
Net Assets	$709,473,982
Net Assets Consist of:
Capital (par value and paid-in surplus)	$652,384,734
Total distributable earnings (loss)	57,089,248
Total Net Assets	$709,473,982
Net Assets	$709,473,982
Shares Outstanding, $0.001 Par Value (unlimited shares authorized)	53,816,305
Net Asset Value Per Share	$13.18

(1)	Includes $35,589,811 of securities on loan. See Note 2 in Notes to Financial Statements.
See Notes to Financial Statements.
Clayton Street Trust | 3

Protective Life Dynamic Allocation Series - Moderate Portfolio
Statement of Operations (unaudited)
For the period ended June 30, 2024

Investment Income:
Dividends	$8,919,885
Interest	321,898
Affiliated securities lending income, net	71,429
Unaffiliated securities lending income, net	21,251
Total Investment Income	9,334,463
Expenses:
Advisory fees	1,389,071
12b-1 Distribution and shareholder servicing fees	868,169
Transfer agent administrative fees and expenses	347,268
Other transfer agent fees and expenses	1,819
Trustees' fees and expenses	71,326
Professional fees	35,826
Affiliated portfolio administration fees	18,955
Custodian fees	11,302
Shareholder reports expense	5,100
Other expenses	86,592
Total Expenses	2,835,428
Net Investment Income/(Loss)	6,499,035
Net Realized Gain/(Loss) on Investments:
Investments	31,818,086
Total Net Realized Gain/(Loss) on Investments	31,818,086
Change in Unrealized Net Appreciation/Depreciation:
Investments	(625,888)
Total Change in Unrealized Net Appreciation/Depreciation	(625,888)
Net Increase/(Decrease) in Net Assets Resulting from Operations	$37,691,233
See Notes to Financial Statements.
4  | June 30, 2024

Protective Life Dynamic Allocation Series - Moderate Portfolio
Statements of Changes in Net Assets

	Period ended June 30, 2024 (unaudited)	Year ended December 31, 2023
Operations:
Net investment income/(loss)	$6,499,035	$13,467,300
Net realized gain/(loss) on investments	31,818,086	4,788,165
Change in unrealized net appreciation/depreciation	(625,888)	64,150,057
Net Increase/(Decrease) in Net Assets Resulting from Operations	37,691,233	82,405,522
Dividends and Distributions to Shareholders:
Dividends and Distributions to Shareholders	(5,899,841)	(11,676,763)
Net Decrease from Dividends and Distributions to Shareholders	(5,899,841)	(11,676,763)
Capital Shares Transactions	(18,364,805)	35,051,363
Net Increase/(Decrease) in Net Assets	13,426,587	105,780,122
Net Assets:
Beginning of period	696,047,395	590,267,273
End of period	$709,473,982	$696,047,395
See Notes to Financial Statements.
Clayton Street Trust | 5

Protective Life Dynamic Allocation Series - Moderate Portfolio
Financial Highlights

For a share outstanding during the period ended June 30, 2024 (unaudited) and the year ended December 31	2024	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$12.60	$11.29	$13.99	$12.54	$12.45	$11.52
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.12	0.24	0.16	0.14	0.12	0.22
Net realized and unrealized gain/(loss)	0.57	1.28	(2.61)	1.40	0.11	0.99
Total from Investment Operations	0.69	1.52	(2.45)	1.54	0.23	1.21
Less Dividends and Distributions:
Dividends (from net investment income)	(0.11)	(0.21)	(0.12)	(0.09)	(0.13)	(0.17)
Distributions (from capital gains)	—	—	(0.13)	—	(0.01)	(0.11)
Total Dividends and Distributions	(0.11)	(0.21)	(0.25)	(0.09)	(0.14)	(0.28)
Net Asset Value, End of Period	$13.18	$12.60	$11.29	$13.99	$12.54	$12.45
Total Return*	5.48%	13.52%	(17.60)%	12.32%	2.01%	10.58%
Net Assets, End of Period (in thousands)	$709,474	$696,047	$590,267	$530,876	$291,366	$200,568
Ratios to Average Net Assets**:
Ratio of Gross Expenses(2)	0.81%	0.82%	0.83%	0.85%	0.95%	1.00%
Ratio of Net Expenses (After Waivers and Expense Offsets)(2)	0.81%	0.82%	0.81%	0.84%	0.82%	0.77%
Ratio of Net Investment Income/(Loss)(2)	1.86%	2.04%	1.38%	1.01%	1.06%	1.86%
Portfolio Turnover Rate	29%	122%	260%	35%	127%	158%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Total return does not include fees, charges, or expenses imposed by the variable annuity contracts for which Clayton Street  Trust serves as an underlying investment vehicle.

**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)	Ratios do not include indirect expenses of the underlying funds and/or investment companies in which the Portfolio invests.
See Notes to Financial Statements.
6  | June 30, 2024

Protective Life Dynamic Allocation Series - Moderate Portfolio
Notes to Financial Statements (unaudited)
1.
Organization and Significant Accounting Policies
Protective Life Dynamic Allocation Series - Moderate Portfolio (the “Portfolio”) is a series of Clayton Street  Trust (the “Trust”), which is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Portfolio operates as a "fund of funds," meaning substantially all of the Portfolio's assets may be invested in exchange-traded funds (the "underlying funds"). The Trust offers three portfolios with differing investment objectives and policies. The Portfolio seeks total return through growth of capital and income, balanced by capital preservation. The Portfolio is classified as diversified, as defined in the 1940 Act. Janus Henderson Investors US LLC is the investment adviser (the “Adviser”) to the Portfolio.
The Portfolio currently offers one class of shares. The shares are offered in connection with investment in and payments under variable annuity contracts issued exclusively by Protective Life Insurance Company and its affiliates ("Protective Life").
Shareholders, including participating insurance companies, as well as accounts, may from time to time own (beneficially or of record) a significant percentage of the Portfolio’s shares and can be considered to “control” the Portfolio when that ownership exceeds 25% of the Portfolio’s assets (and which may differ from control as determined in accordance with United States of America generally accepted accounting principles ("US GAAP")).
Underlying Funds
During the period, the Portfolio invested in a dynamic portfolio of exchange-traded funds across seven different equity asset classes, as well as fixed-income investments, and a short duration allocation that may be comprised of cash, money market instruments and short duration exchange-traded funds. The equity asset classes are adjusted weekly based on market conditions pursuant to a proprietary, quantitative-based allocation program. Over the long term, and when fully invested, the Portfolio seeks to maintain an asset allocation of approximately 65% global equity investments and 35% fixed income investments. Additional details and descriptions of the investment objectives of each of the potential underlying funds are available in the Portfolio's prospectus.
The following accounting policies have been followed by the Portfolio and are in conformity with US GAAP.
Investment Valuation
Portfolio holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities, and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what
Clayton Street Trust | 7

Protective Life Dynamic Allocation Series - Moderate Portfolio
Notes to Financial Statements (unaudited)
actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Portfolio, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Portfolio, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Portfolio has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Portfolio’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
The Portfolio classifies each of its investments in underlying funds as Level 1, without consideration as to the classification level of the specific investments held by the underlying funds. There have been no significant changes in valuation techniques used in valuing any such positions held by the Portfolio since the beginning of the fiscal period.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of June 30, 2024 to fair value the Portfolio’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments and Other Information.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities held by the underlying funds will be recorded as soon as the Portfolio is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Any distributions from the underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds. Interest income is recorded daily on the accrual basis and includes amortization of premiums and accretion of discounts. The Portfolio classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.
8  | June 30, 2024

Protective Life Dynamic Allocation Series - Moderate Portfolio
Notes to Financial Statements (unaudited)
Expenses
The Portfolio bears expenses incurred specifically on its behalf. Additionally, the Portfolio, as a shareholder in the underlying funds, will also indirectly bear its pro rata share of the expenses incurred by the underlying funds.
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Indemnifications
In the normal course of business, the Portfolio may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Portfolio’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against the Portfolio that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
Dividends and Distributions
The Portfolio may make semiannual distributions of substantially all of its investment income and an annual distribution of its net realized capital gains (if any).
Federal Income Taxes
The Portfolio intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Portfolio’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Portfolio’s financial statements. The Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
2.
Other Investments and Strategies
Market Risk
The value of the Portfolio’s portfolio may decrease if the value of one or more issuers in the Portfolio’s portfolio decreases. Further, regardless of how well individual companies or securities perform, the value of the Portfolio’s portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Portfolio invests. If the value of the Portfolio’s portfolio decreases, the Portfolio’s NAV will also decrease, which means if you sell your shares in the Portfolio you may lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, war, conflicts, including related sanctions, social unrest, financial institution failures, and economic recessions could reduce consumer demand or economic output, result in market closures, travel restrictions and/or quarantines, and generally have a significant impact on the global economies and financial markets.
• COVID-19 Pandemic. The effects of COVID-19 have contributed to increased volatility in global financial markets and have affected and may continue to affect certain countries, regions, issuers, industries and market sectors more dramatically than others. These conditions and events could have a significant impact on the Portfolio and its investments, the Portfolio’s ability to meet redemption requests, and the processes and operations of the Portfolio’s service providers, including the Adviser.
• Armed Conflict. Recent such examples include conflict, loss of life, and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent and duration of each conflict, resulting sanctions and resulting future market disruptions in each region are impossible to predict, but could be significant and have a severe adverse effect, including significant negative impacts on the U.S. and broader global economic environment and the markets for certain securities and commodities.
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Protective Life Dynamic Allocation Series - Moderate Portfolio
Notes to Financial Statements (unaudited)
Exchange-Traded Funds
ETFs are typically open-end investment companies, which may be actively managed or passively managed. Passively managed ETFs generally seek to track the performance of a specific index. ETFs are traded on a national securities exchange at market prices that may vary from the net asset value per share (“NAV”) of their underlying investments. Accordingly, there may be times when an ETF trades at a premium or discount to its NAV. As a result, the Portfolio may pay more or less than NAV when it buys ETF shares, and may receive more or less than NAV when it sells those shares. ETFs also involve the risk that an active trading market for an ETF’s shares may not develop or be maintained. Similarly, because the value of ETF shares depends on the demand in the market, the Portfolio may not be able to purchase or sell an ETF at the most optimal time, which could adversely affect the Portfolio’s performance. In addition, ETFs that track particular indices may be unable to match the performance of such underlying indices due to the temporary unavailability of certain index securities in the secondary market or other factors, such as discrepancies with respect to the weighting of securities.
Counterparties
Portfolio transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Portfolio (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Portfolio. The Portfolio may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Portfolio’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value. See  the "Offsetting Assets and Liabilities" section of this Note for further details.
The Portfolio may be exposed to counterparty risk through its investments in certain securities, including, but not limited to, repurchase agreements and debt securities. The Portfolio intends to enter into financial transactions with counterparties that the Adviser believes to be creditworthy at the time of the transaction. There is always the risk that the Adviser’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Portfolio focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.
Securities Lending
Under procedures adopted by the Trustees, the Portfolio may seek to earn additional income by lending securities to certain qualified broker-dealers and institutions. JPMorgan Chase Bank, National Association acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodial functions in accordance with the Non-Custodial Securities Lending Agreement. For financial reporting purposes, the Portfolio does not offset financial instruments’ payables and receivables and related collateral on the Statement of Assets and Liabilities. The Portfolio may lend portfolio securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, the Adviser makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the Securities and Exchange Commission (the "SEC"). If the Portfolio is unable to recover a security on loan, the Portfolio may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Portfolio. In certain circumstances individual loan transactions could yield negative returns.
Upon receipt of cash collateral, the Adviser may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. The Adviser currently intends to primarily invest the cash collateral in a cash management vehicle for which the Adviser serves as investment adviser, Janus Henderson Cash Collateral Fund LLC, or in time deposits. An investment in Janus Henderson Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Portfolio to violate its agreement to
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Protective Life Dynamic Allocation Series - Moderate Portfolio
Notes to Financial Statements (unaudited)
return the cash collateral to a borrower in a timely manner. As adviser to the Portfolio and Janus Henderson Cash Collateral Fund LLC, the Adviser has an inherent conflict of interest as a result of its fiduciary duties to both the Portfolio and Janus Henderson Cash Collateral Fund LLC. Additionally, the Adviser receives an investment advisory fee of 0.05% for managing Janus Henderson Cash Collateral Fund LLC and therefore may have an incentive to allocate collateral to the Janus Henderson Cash Collateral Fund LLC rather than to other collateral management options for which the Adviser does not receive compensation.
The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation. Additional required collateral, or excess collateral returned, is delivered on the next business day. Therefore, the value of the collateral held may be temporarily less than 102% or 105% value of the securities on loan. The cash collateral invested by the Adviser is disclosed in the Schedule of Investments (if applicable).
Income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the lending agent are included as “Affiliated securities lending income, net” on the Statement of Operations. As of June 30, 2024, securities lending transactions accounted for as secured borrowings with an overnight and continuous contractual maturity are $35,589,811. Gross amounts of recognized liabilities for securities lending (collateral received) as of June 30, 2024 is $36,524,846, resulting in the net amount due to the counterparty of $935,035.
Offsetting Assets and Liabilities
The Portfolio presents gross and net information about transactions that are either offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement with a designated counterparty, regardless of whether the transactions are actually offset in the Statement of Assets and Liabilities.
The Offsetting Assets and Liabilities table located in the Schedule of Investments presents gross amounts of recognized assets and/or liabilities and the net amounts after deducting collateral that has been pledged by counterparties or has been pledged to counterparties (if applicable). For corresponding information grouped by type of instrument, see  the Portfolio's Schedule of Investments.
3.
Investment Advisory Agreements and Other Transactions with Affiliates
The Portfolio pays the Adviser an investment advisory fee which is calculated daily and paid monthly. The Portfolio’s contractual investment advisory fee rate (expressed as an annual rate) is 0.40% of its average daily net assets.
The Adviser has contractually agreed to waive the advisory fee and/or reimburse operating expenses to the extent that the Portfolio’s normal operating expenses, including the investment advisory fee, but excluding the 12b-1 distribution and shareholder servicing fees, administrative services fees payable pursuant to the Transfer Agency Agreement, brokerage commissions, interest, dividends, taxes and extraordinary expenses, exceed the annual rate of 0.55%. The Adviser has agreed to continue the waivers until May 1, 2025. If applicable, amounts reimbursed to the Portfolio by the Adviser are disclosed as “Excess Expense Reimbursement and Waivers” on the Statement of Operations.
The Adviser serves as administrator to the Portfolio pursuant to an administration agreement between the Adviser and the Trust. Under the administration agreement, the Adviser is authorized to perform, or cause others to perform certain administration, compliance, and accounting services to the Portfolio, including providing office space for the Portfolio, and is reimbursed by the Portfolio for certain of its costs in providing these services (to the extent the Adviser seeks reimbursement and such costs are not otherwise waived). In addition, employees of the Adviser and/or its affiliates may serve as officers of the Trust. The Portfolio pays for some or all of the cost incurred for salaries, fees, and expenses of the Adviser employees with respect to certain specified administration functions they perform on behalf of the Portfolio. The Portfolio pays these costs based on out-of-pocket expenses incurred by the Adviser, and these costs are separate and apart from advisory fees and other expenses paid in connection with the investment advisory services the Adviser provides to the Portfolio. These amounts are disclosed as “Affiliated Portfolio administration fees” on the Statement of Operations. In addition, some expenses related to compensation payable to the Portfolio’s Chief Compliance Officer and certain compliance staff, all of whom are employees of the Adviser and/or its affiliates are shared with the Portfolio.
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Protective Life Dynamic Allocation Series - Moderate Portfolio
Notes to Financial Statements (unaudited)
Total allocated expenses of $52,891 for the Chief Compliance Officer and certain compliance staff was paid by the Trust during the period ended June 30, 2024.
Janus Henderson Services US LLC (the “Transfer Agent”), a wholly-owned subsidiary of the Adviser, is the Portfolio’s transfer agent. The Transfer Agent provides or arranges for the provision of shareholder services including, but not limited to, recordkeeping, subaccounting, answering inquiries regarding accounts, order processing, transaction confirmations, the mailing of prospectuses and shareholder reports, and other shareholder services provided to or on behalf of shareholders. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the Statement of Operations.
The Transfer Agent receives an administrative services fee at an annual rate of 0.10% of the Portfolio’s average daily net assets for providing, or arranging for the provision by Protective Life of administrative services. The Transfer Agent expects to use this entire fee to compensate Protective Life for providing these services to its customers who invest in the Portfolio. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the Statement of Operations.
Shareholder Services provided by Protective Life may include, but are not limited to, recordkeeping, subaccounting, order processing, providing order confirmations, periodic statements, forwarding prospectuses, shareholder reports, and other materials to existing contract holders, answering inquiries regarding accounts, and other administrative services. Order processing includes the submission of transactions through the National Securities Clearing Corporation (“NSCC”) or similar systems, or those processed on a manual basis with the Adviser.
Under a distribution and shareholder servicing plan (the "Plan") adopted in accordance with Rule 12b-1 under the 1940 Act, the Portfolio may pay the Trust's distributor, Janus Henderson Distributors US LLC (the “Distributor”), a wholly-owned subsidiary of the Adviser, a fee at an annual rate of up to 0.25% of the average daily net assets of the Portfolio. Under the terms of the Plan, the Trust is authorized to make payments to the Distributor for remittance to Protective Life or other intermediaries as compensation for distribution and/or shareholder services performed by Protective Life or its agents, or by such intermediary. Amounts that have been paid are disclosed as “12b-1 Distribution and shareholder servicing fees” on the Statement of Operations.
Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended June 30, 2024 can be found in the “Schedules of Affiliated Investments” located in the Schedule of Investments.
The Portfolio is permitted to purchase or sell securities (“cross-trade”) between itself and other funds or accounts managed by the Adviser in accordance with Rule 17a-7 under the Investment Company Act of 1940 (“Rule 17a-7”), when the transaction is consistent with the investment objectives and policies of the Portfolio and in accordance with the Internal Cross Trade Procedures adopted and amended by the Trust’s Board of Trustees. These procedures have been designed to ensure that any cross-trade of securities by the Portfolio from or to another fund or account that is or could be considered an affiliate of the Portfolio under certain limited circumstances by virtue of having a common investment adviser, common Officer, or common Trustee complies with Rule 17a-7. Under these procedures, each cross-trade is effected at the current market price to save costs where allowed. During the period ended June 30, 2024, the Portfolio engaged in cross trades amounting to $1,099,084 in purchases and $361,563 in sales, resulting in a net realized gain of $18,562. The net realized gain is included within the “Net Realized Gain/(Loss) on Investments” section of the Portfolio’s Statement of Operations.
4.
Federal Income Tax
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses, and capital loss carryovers.
12 | June 30, 2024

Protective Life Dynamic Allocation Series - Moderate Portfolio
Notes to Financial Statements (unaudited)
Accumulated capital losses noted below represent net capital loss carryovers, as of December 31, 2023, that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. The following table shows these capital loss carryovers.
Capital Loss Carryover Schedule
For the year ended December 31, 2023
No Expiration
Short-Term	Long-Term	Accumulated Capital Losses
$(2,044,016)	$(572,309)	$(2,616,325)
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of June 30, 2024 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals and investments in partnerships.
Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$720,881,802	$54,169,885	$(29,235,521)	$24,934,364
5.
Capital Share Transactions
	Period ended June 30, 2024		Year ended December 31, 2023
	Shares	Amount	Shares	Amount
Shares sold	207,019	$2,675,479	4,158,135	$49,044,678
Reinvested dividends and distributions	446,619	5,899,841	945,061	11,676,763
Shares repurchased	(2,081,506)	(26,940,125)	(2,128,251)	(25,670,078)
Net Increase/(Decrease)	(1,427,868)	$(18,364,805)	2,974,945	$35,051,363
6.
Purchases and Sales of Investment Securities
For the period ended June 30, 2024, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, TBAs, and in-kind transactions, as applicable) was as follows:
Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$201,041,674	$219,008,193	$-	$-
7.
Subsequent Event
Management has evaluated whether any events or transactions occurred subsequent to June 30, 2024 and through the date of issuance of the Portfolio's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Portfolio’s financial statements.
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Protective Life Dynamic Allocation Series - Moderate Portfolio
Additional Information (unaudited)
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
Not applicable.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
Each board member also serves as a board member of other funds in the Clayton Street  Trust. Annual retainer fees and attendance fees are allocated to each fund based on net assets. Trustees fees paid by the fund are within Item 7. Statement of Operations as Trustees’ fees and expenses.
Item 11. Board Considerations Regarding Renewal of the CST Investment Advisory Agreements
The Board of Trustees (the “Board”) of Clayton Street  Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), met in person on April 10-11, 2024 to consider the proposed renewal of the investment advisory agreements between Janus Henderson Investors US LLC (the “Adviser”) and the Trust (the “Advisory Agreements”), on behalf of Protective Life Dynamic Allocation Series - Conservative Portfolio (the “Conservative Portfolio”), Protective Life Dynamic Allocation Series - Moderate Portfolio (the “Moderate Portfolio”), and Protective Life Dynamic Allocation Series - Growth Portfolio (the “Growth Portfolio,” and together with the Conservative Portfolio and the Moderate Portfolio, the “Portfolios”). In the course of their consideration of the renewal of the Advisory Agreements, the Independent Trustees met in executive session and were advised by their independent counsel. In this regard, the Independent Trustees evaluated the terms of the Advisory Agreements and reviewed the duties and responsibilities of trustees in evaluating and approving such agreements. In considering renewal of the Advisory Agreements, the Board and the Independent Trustees, as applicable, reviewed the materials provided to them relating to the consideration of the renewal of the Advisory Agreements for the Portfolios and other information provided by counsel and the Adviser, including: (i) information regarding the nature, quality and extent of the services provided to the Portfolios by the Adviser, and the fees charged to each Portfolio therefor; (ii) information concerning the Adviser’s financial condition, business, operations, portfolio management personnel, compliance programs, and profitability with respect to the Trust and each Portfolio; (iii) comparative information describing each Portfolio’s advisory fee structures, operating expenses, and performance information as compared to peer fund groups compiled by an independent third party; (iv) a copy of the Adviser’s current Form ADV; and (v) a memorandum from counsel on the responsibilities of trustees in considering investment advisory arrangements under the 1940 Act. The Board also considered presentations made by, and discussions held with, representatives of the Adviser throughout the year. The Trustees also considered information received and reviewed in connection with a meeting held via video conference on March 11, 2024 to discuss certain information provided by the Adviser related to the Trustees’ consideration of the renewal of the Advisory Agreements. The Board determined that the information provided by the Adviser was thorough and sufficiently responsive to their request so as to permit the effective consideration of the renewal.
During its review of this information, the Board focused on and analyzed the factors that it deemed relevant, including, among other factors: (i) the nature, extent and quality of the services provided to the Portfolios by the Adviser; (ii) the Adviser’s personnel and operations; (iii) each Portfolio’s expense level; (iv) the profitability to the Adviser under the Advisory Agreements with respect to each Portfolio; (v) any “fall-out” benefits to the Adviser and its affiliates (i.e., the ancillary benefits realized by the Adviser and its affiliates from the Adviser’s relationship with the Trust); (vi) the effect of asset growth on each Portfolio’s expenses; and (vii) potential conflicts of interest.
The Trustees also considered benefits that accrue to the Adviser and its affiliates from their relationships with the Trust and each Portfolio. The Trustees also considered that, other than the services provided by the Adviser and its affiliates pursuant to agreements with the Portfolios and the fees paid by the Portfolios therefor, the Portfolios and the Adviser may potentially benefit from their relationship with each other in other ways. The Trustees considered that the success of the Portfolios could attract other business to the Adviser or other Janus Henderson funds, and that the success of the Adviser could enhance the Adviser’s ability to serve the Portfolios.
The Board, including the Independent Trustees, considered the following in respect of the Portfolios:
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Protective Life Dynamic Allocation Series - Moderate Portfolio
Additional Information (unaudited)
(a) The nature, extent and quality of services provided by the Adviser; personnel and operations of the Adviser.
The Board reviewed the services that the Adviser provides to the Portfolios. In connection with the investment advisory services provided by the Adviser, the Board noted the responsibilities that the Adviser has as the Portfolios’ investment adviser, including:  the overall supervisory responsibility for the general management and investment of each Portfolio’s securities portfolio; providing oversight of the investment performance and processes and compliance with each Portfolio’s investment objectives, policies and limitations; the implementation of the investment management program of each Portfolio; the management of the day-to-day investment and reinvestment of the assets of each Portfolio; the review of brokerage matters; the oversight of general portfolio compliance with relevant law; and the implementation of Board directives as they relate to the Portfolios.
The Board reviewed the Adviser’s experience, resources and strengths in managing the Portfolios and other pooled investment vehicles, including an assessment of the Adviser’s personnel. Based on its consideration and review of the foregoing information, the Board determined that each Portfolio was likely to continue to benefit from the nature, quality and extent of these services, as well as the Adviser’s ability to render such services based on the Adviser’s experience, personnel, operations and resources.
(b) Comparison of services rendered and fees paid under other investment advisory contracts, and the cost of the services to be provided and profits to be realized by the Adviser from the relationship with the Portfolios; “fall-out” benefits.
The Board then compared both the services rendered and the fees paid under other contracts of the Adviser and under contracts of other investment advisers with respect to similar investment companies. In particular, the Board reviewed a report compiled by an independent third party to compare each Portfolio’s contractual management fee, and total expense ratio to other investment companies within each Portfolio’s respective peer grouping, as determined by the independent third party.
The comparative reporting indicated that the contractual management fees for the Conservative Portfolio and Growth Portfolio were in the 2nd quintile (with 1st being the lowest fees and 5th being the highest fees) and that the Moderate Portfolio was in the 3rd quintile as compared to each Portfolio’s respective peer grouping. The comparative reporting indicated that the total expense ratio for the Conservative Portfolio and Growth Portfolio was in the 5th quintile (with 1st being the lowest expenses and 5th being the highest expenses) and that the Moderate Portfolio was in the 4th quintile as compared to each Portfolio’s respective peer grouping. In evaluating the comparative fees of the Portfolios, the Board considered the similarities and differences between the Portfolio’s investment strategies and those of their respective peer group members.
The Board also discussed the costs incurred by the Adviser in connection with its serving as investment adviser to the Portfolios, including operational costs. After comparing each Portfolio’s fees and expenses with those of other investment companies in the Portfolios’ respective peer groups, and in light of the nature, extent and quality of services provided by the Adviser and the costs incurred by the Adviser in rendering those services, as well as the profitability of the Adviser in providing these services, the Board concluded that the level of fees paid to the Adviser with respect to each Portfolio was fair and reasonable.
The Board also considered that the Adviser may experience reputational “fall-out” benefits based on the success of the Portfolios, but that such benefits are not easily quantifiable.
(c) The extent to which economies of scale would be realized as the Portfolios grow and whether fee levels would reflect such economies of scale.
The Board next discussed potential economies of scale. The Trustees considered that the Adviser had entered into an expense limitation agreement with the Trust on behalf of each Portfolio through at least May 1, 2025, to waive advisory fees payable by each Portfolio in an amount that effectively maintains the total expense ratio for each Portfolio at approximately 90 basis points. The Board further considered that the application of the Portfolios’ expense cap pursuant to the expense limitation agreement results in an effective waiver by the Adviser of a percentage of its advisory fee collected for the Portfolios at their current asset levels. The Board determined that the fee structure for the Portfolios was appropriate at this time, taking into account the expense limitation arrangements in place.
(d) Investment performance of the Portfolios and the Adviser.
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Additional Information (unaudited)
The Board next discussed the annualized returns of the Portfolios on both an absolute basis and relative to the performance of funds comprising a performance universe compiled by an independent third party for each Portfolio for the one-, two-, three-, four- and five-year periods, respectively. The Board noted that for the Conservative and Moderate Portfolios, their respective one-, two-, three-, four- and five-year periods ended December 31, were reported to be in the 5th quintile (with the 1st quintile being the best performer and the 5th being the worst performer). The Board noted that for the Growth Portfolio, the one-year period ended December 31, was reported to be in the 3rd quintile; the two-year period ended December 31 was reported to be in the 5th quintile, the three-year period ended December 31 was reported to be in the 2nd quintile, and the four- and five-year periods ended December 31 were reported to be in the 5th quintile. The Board considered the Adviser’s explanation of performance results across the relevant periods provided as part of the consideration of the renewal of the Advisory Agreements and during the course of the previous year, and noted in particular the Adviser’s continued observation that the Portfolios were managed pursuant to quantitative models, the models operated within expected parameters during the periods under consideration, and the performance of the Portfolios was consistent with the performance of the models.
(e) Conclusion.
No single factor was determinative to the decision of the Board. Based on the foregoing and such other matters as were deemed relevant, the Board concluded that the management fee rates and total expense ratios of each Portfolio are reasonable in relation to the services provided by the Adviser to such Portfolio, as well as the costs incurred and benefits gained by the Adviser in providing such services. The Board also found the management fees to be reasonable in comparison to the fees charged by advisers to other comparable investment companies. As a result, the Board concluded that the renewal of the Advisory Agreements for an additional one-year period was in the best interests of each Portfolio.
After full consideration of the above factors, as well as other factors, the Trustees, including all of the Independent Trustees voting separately, determined to approve the renewal of the Advisory Agreement for each Portfolio.
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Protective Life Dynamic Allocation Series - Moderate Portfolio
Notes
Clayton Street Trust | 17

This report is submitted for the general information of shareholders of the Portfolio. It is not an offer or solicitation for the Portfolio and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc.
Protective Life Dynamic Allocation Series Portfolios are distributed by Janus Henderson Distributors US LLC and exclusively offered in connection with variable annuity contracts issued by Protective Life Insurance Company and its affiliates. Janus Henderson is not affiliated with Protective Life.
109-24-93064 08-24

Item 12 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees.

Item 16 - Controls and Procedures

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have evaluated the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date.

(b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17 - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

(a)    Not applicable.

(b)    Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)    Not applicable.

(b)    Not applicable.

Item 19 - Exhibits

(a)(1) Not applicable because the Registrant has posted its Code of Ethics (as defined in Item 2(b) of Form N-CSR) on its website pursuant to paragraph (f)(2) of Item 2 of Form N-CSR.

(a)(2) Not applicable.

(a)(3) Separate certifications for the Registrant's Principal Executive Officer and Principal Financial Officer, as required under Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached as Ex99CERT.

(b) A certification for the Registrant's Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, is attached as Ex99.906CERT.